United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-8042
(Investment Company Act File Number)

FEDERATED HERMES INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: Six months ended 2025-06-30

Item 1.	Reports to Stockholders

Federated Hermes Fund for U.S. Government Securities II

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Key Fund Statistics

  Net Assets$70,231,151
  Number of Investments172
  Portfolio Turnover31%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)14%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	2.6%
Asset-Backed Securities	3.7%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.8%
Cash Equivalents	5.2%
U.S. Government Agency Securities	7.9%
U.S. Treasury Securities	15.0%
U.S. Government Agency Mortgage-Backed Securities	64.3%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916207

G00433-01-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Money Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.63%

Key Fund Statistics

  Net Assets$77,630,557
  Number of Investments93

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
59.7%
U.S. Treasury Securities
22.7%
U.S. Government Agency Securities
17.7%

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	22.7%
Repurchase Agreements	59.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.4%
91-180 Days	6.9%
31-90 Days	0.4%
8-30 Days	4.1%
1-7 Days	78.3%

Semi-Annual Shareholder Report

Federated Hermes Government Money Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916504

G00433-05-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$41	0.81%

Key Fund Statistics

  Net Assets$117,743,201
  Number of Investments456
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Automotive	3.9%
Independent Energy	4.0%
Cash Equivalents	4.5%
Gaming	4.5%
Health Care	4.8%
Building Materials	5.0%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.2%
Technology	12.4%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916306

G00433-02-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.06%

Key Fund Statistics

  Net Assets$117,743,201
  Number of Investments456
  Portfolio Turnover12%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Automotive	3.9%
Independent Energy	4.0%
Cash Equivalents	4.5%
Gaming	4.5%
Health Care	4.8%
Building Materials	5.0%
Midstream	5.0%
Cable Satellite	5.5%
Insurance - P&C	9.2%
Technology	12.4%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916843

G00433-02-B (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$80	1.54%

Key Fund Statistics

  Net Assets$140,076,118
  Number of Investments137
  Portfolio Turnover11%

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.2%
Utilities	1.9%
Communication Services	2.5%
Consumer Staples	2.8%
Materials	3.0%
Real Estate	3.0%
Financials	7.9%
Consumer Discretionary	12.8%
Industrials	20.2%
Health Care	20.6%
Information Technology	21.9%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916827

27619-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$93	1.79%

Key Fund Statistics

  Net Assets$140,076,118
  Number of Investments137
  Portfolio Turnover11%

Fund Holdings

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.2%
Utilities	1.9%
Communication Services	2.5%
Consumer Staples	2.8%
Materials	3.0%
Real Estate	3.0%
Financials	7.9%
Consumer Discretionary	12.8%
Industrials	20.2%
Health Care	20.6%
Information Technology	21.9%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916777

27619-B (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$47	0.95%

Key Fund Statistics

  Net Assets$176,493,513
  Number of Investments650
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Fixed-Income Securities
48.9%
Domestic Equity Securities
38.2%
International Equity Securities
5.4%
Project and Trade Finance Core Fund
3.3%
Cash Equivalents
2.4%
Federated Hermes High Income Bond Fund II, Class P
1.7%
Emerging Markets Core Fund
0.9%
Purchased Put Options
0.1%
Foreign Governments/Agencies
0.1%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares
0.0%*

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.1%
Emerging Markets Core Fund	0.9%
Federated Hermes High Income Bond Fund II, Class P	1.7%
Cash Equivalents	2.4%
Project and Trade Finance Core Fund	3.3%
International Equity Securities	5.4%
Domestic Equity Securities	38.2%
Domestic Fixed-Income Securities	48.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.9%
Real Estate	3.9%
Utilities	3.9%
Energy	5.4%
Communication Services	7.0%
Consumer Discretionary	7.5%
Consumer Staples	7.6%
Industrials	12.7%
Health Care	12.8%
Information Technology	14.0%
Financials	21.3%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916108

G00433-03-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$59	1.20%

Key Fund Statistics

  Net Assets$176,493,513
  Number of Investments650
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	0.0%Footnote Reference*
Foreign Governments/Agencies	0.1%
Purchased Put Options	0.1%
Emerging Markets Core Fund	0.9%
Federated Hermes High Income Bond Fund II, Class P	1.7%
Cash Equivalents	2.4%
Project and Trade Finance Core Fund	3.3%
International Equity Securities	5.4%
Domestic Equity Securities	38.2%
Domestic Fixed-Income Securities	48.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.9%
Real Estate	3.9%
Utilities	3.9%
Energy	5.4%
Communication Services	7.0%
Consumer Discretionary	7.5%
Consumer Staples	7.6%
Industrials	12.7%
Health Care	12.8%
Information Technology	14.0%
Financials	21.3%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916744

G00433-03-B (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$37	0.74%

Key Fund Statistics

  Net Assets$134,672,708
  Number of Investments360
  Portfolio Turnover8%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	1.0%
U.S. Treasury Securities	2.3%
Corporate Bonds	95.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916884

G02590-01-A (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2025

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.99%

Key Fund Statistics

  Net Assets$134,672,708
  Number of Investments360
  Portfolio Turnover8%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	1.0%
U.S. Treasury Securities	2.3%
Corporate Bonds	95.9%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916785

G02590-01-B (08/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—17.7%
$ 25,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.055%), 7/1/2025	$ 25,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.455% (SOFR +0.065%), 7/1/2025	100,000
335,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.080%), 7/1/2025	334,906
225,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.090%), 7/1/2025	225,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.485% (SOFR +0.095%), 7/1/2025	250,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.100%), 7/1/2025	100,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.495% (SOFR +0.105%), 7/1/2025	550,000
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.500% (SOFR +0.110%), 7/1/2025	300,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.505% (SOFR +0.115%), 7/1/2025	100,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.510% (SOFR +0.120%), 7/1/2025	200,000
175,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.515% (SOFR +0.125%), 7/1/2025	175,000
550,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.520% (SOFR +0.130%), 7/1/2025	550,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.525% (SOFR +0.135%), 7/1/2025	100,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.530% (SOFR +0.140%), 7/1/2025	150,000
350,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.535% (SOFR +0.145%), 7/1/2025	350,000
650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.540% (SOFR +0.150%), 7/1/2025	650,000
125,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.545% (SOFR +0.155%), 7/1/2025	125,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.550% (SOFR +0.160%), 7/1/2025	200,000
250,000	[2]	Federal Home Loan Bank System Discount Notes, 4.100%, 1/2/2026	244,733
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.390% (SOFR +0.000%), 7/1/2025	300,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.395% (SOFR +0.005%), 7/1/2025	500,000
300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.410% (SOFR +0.020%), 7/1/2025	300,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.425% (SOFR +0.035%), 7/1/2025	750,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.455% (SOFR +0.065%), 7/1/2025	500,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.465% (SOFR +0.075%), 7/1/2025	250,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.490% (SOFR +0.100%), 7/1/2025	100,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.510% (SOFR +0.120%), 7/1/2025	150,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.525% (SOFR +0.135%), 7/1/2025	100,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.535% (SOFR +0.145%), 7/1/2025	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.545% (SOFR +0.155%), 7/1/2025	250,004
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.550% (SOFR +0.160%), 7/1/2025	400,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.575% (SOFR +0.185%), 7/1/2025	200,118
4,350,000		Federal Home Loan Bank System, 4.335% - 4.445%, 1/14/2026 - 6/18/2026	4,350,000
200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.485% (SOFR +0.095%), 7/1/2025	200,000
150,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.530% (SOFR +0.140%), 7/1/2025	150,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.530% (SOFR +0.140%), 7/1/2025	300,000
		TOTAL GOVERNMENT AGENCIES	13,729,761
		U.S. TREASURIES—22.7%
	[2]	U.S. Treasury Bills—16.7%
1,300,000		United States Treasury Bills, 3.930% - 3.960%, 5/14/2026	1,254,885
400,000		United States Treasury Bills, 3.940%, 6/11/2026	384,897
800,000		United States Treasury Bills, 3.945%, 3/19/2026	777,119
800,000		United States Treasury Bills, 4.025%, 1/22/2026	781,664
300,000		United States Treasury Bills, 4.050% - 4.070%, 10/2/2025	296,856
900,000		United States Treasury Bills, 4.050% - 4.190%, 11/28/2025	884,579
100,000		United States Treasury Bills, 4.050%, 2/19/2026	97,379
800,000		United States Treasury Bills, 4.060%, 10/16/2025	790,346
400,000		United States Treasury Bills, 4.070%, 12/26/2025	391,950
900,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	887,547
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 350,000		United States Treasury Bills, 4.135%, 9/4/2025	$ 347,387
250,000		United States Treasury Bills, 4.150%, 12/4/2025	245,504
800,000		United States Treasury Bills, 4.150%, 12/11/2025	784,968
2,350,000		United States Treasury Bills, 4.180% - 4.225%, 7/17/2025	2,345,602
800,000		United States Treasury Bills, 4.200%, 7/1/2025	800,000
350,000		United States Treasury Bills, 4.210%, 7/10/2025	349,632
500,000		United States Treasury Bills, 4.225%, 7/24/2025	498,650
1,100,000		United States Treasury Bills, 4.235%, 10/21/2025	1,085,507
		TOTAL	13,004,472
		U.S. Treasury Notes—6.0%
1,000,000	[1]	United States Treasury Floating Rate Notes, 4.337% (91-day T-Bill +0.098%), 7/1/2025	999,869
1,200,000	[1]	United States Treasury Floating Rate Notes, 4.364% (91-day T-Bill +0.125%), 7/1/2025	1,199,969
1,000,000	[1]	United States Treasury Floating Rate Notes, 4.399% (91-day T-Bill +0.160%), 7/1/2025	1,000,163
750,000	[1]	United States Treasury Floating Rate Notes, 4.409% (91-day T-Bill +0.170%), 7/1/2025	749,859
500,000	[1]	United States Treasury Floating Rate Notes, 4.444% (91-day T-Bill +0.205%), 7/1/2025	500,408
200,000		United States Treasury Notes, 0.625%, 7/31/2026	192,963
		TOTAL	4,643,231
		TOTAL U.S. TREASURIES	17,647,703
		REPURCHASE AGREEMENTS—59.7%
15,000,000		Interest in $250,000,000 joint repurchase agreement 4.43%, dated 6/30/2025 under which ABN Amro Bank NV will repurchase securities provided as collateral for $250,030,764 on 7/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2054 and the market value of those underlying securities was $255,666,458.	15,000,000
15,327,000		Interest in $1,800,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,800,220,000 on 7/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2066 and the market value of those underlying securities was $1,836,224,400.	15,327,000
15,000,000		Interest in $350,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,042,778 on 7/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2055 and the market value of those underlying securities was $357,043,634.	15,000,000
1,000,000		Interest in $5,000,000,000 joint repurchase agreement 4.30%, dated 5/1/2025 under which Royal Bank of Canada will repurchase securities provided as collateral for $5,048,972,222 on 7/23/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $5,150,896,252.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	46,327,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (AT AMORTIZED COST)[3]	77,704,464
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(73,907)
		NET ASSETS—100%	$77,630,557

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
2

In valuing the Fund’s assets as of June 30, 2025, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.019	0.046	0.044	0.011	0.000[2]	0.002
Net realized gain (loss)	0.000[2]	0.000[2]	—	0.001	(0.000)[2]	0.000[2]
Total From Investment Operations	0.019	0.046	0.044	0.012	0.000[2]	0.002
Less Distributions:
Distributions from net investment income	(0.019)	(0.046)	(0.044)	(0.012)	(0.000)[2]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.89%	4.67%	4.52%	1.16%	0.00%[4]	0.20%
Ratios to Average Net Assets:
Net expenses[5]	0.63%[6]	0.66%	0.63%	0.48%	0.07%	0.31%
Net investment income	3.78%[6]	4.58%	4.43%	1.14%	0.00%[4]	0.18%
Expense waiver/reimbursement[7]	0.07%[6]	0.07%	0.08%	0.24%	0.66%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,631	$80,180	$80,914	$80,514	$81,245	$90,591

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in repurchase agreements	$46,327,000
Investment in securities	31,377,464
Total investment in securities, at amortized cost and fair value	77,704,464
Income receivable	150,285
Receivable for shares sold	30,560
Total Assets	77,885,309
Liabilities:
Payable for investments purchased	193,485
Payable for shares redeemed	25,644
Payable to bank	989
Payable for investment adviser fee (Note 4)	125
Payable for administrative fee (Note 4)	164
Payable for custodian fees	5,593
Payable for legal fees	5,888
Payable for other service fees (Notes 2 and 4)	15,792
Accrued expenses (Note 4)	7,072
Total Liabilities	254,752
Net assets for 77,630,259 shares outstanding	$77,630,557
Net Assets Consist of:
Paid-in capital	$77,629,808
Total distributable earnings (loss)	749
Net Assets	$77,630,557
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$77,630,557 ÷ 77,630,259 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$1,725,245
Expenses:
Investment adviser fee (Note 4)	58,655
Administrative fee (Note 4)	31,147
Custodian fees	8,982
Transfer agent fees	2,107
Directors’/Trustees’ fees (Note 4)	797
Auditing fees	13,327
Legal fees	5,871
Portfolio accounting fees	32,981
Other service fees (Notes 2 and 4)	96,943
Printing and postage	22,426
Miscellaneous (Note 4)	2,421
TOTAL EXPENSES	275,657
Waiver of investment adviser fee (Note 4)	(28,205)
Net expenses	247,452
Net investment income	1,477,793
Net realized gain on investments	754
Change in net assets resulting from operations	$1,478,547
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,477,793	$3,678,287
Net realized gain (loss)	754	299
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,478,547	3,678,586
Distributions to Shareholders:
Service Shares	(1,478,180)	(3,678,232)
Share Transactions:
Proceeds from sale of shares	10,667,612	25,020,261
Net asset value of shares issued to shareholders in payment of distributions declared	1,478,178	3,678,229
Cost of shares redeemed	(14,695,387)	(29,433,254)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,549,597)	(734,764)
Change in net assets	(2,549,230)	(734,410)
Net Assets:
Beginning of period	80,179,787	80,914,197
End of period	$77,630,557	$80,179,787
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Financial Statements and Additional Information
8

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $28,205 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$96,943
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	10,667,612	25,020,261
Shares issued to shareholders in payment of distributions declared	1,478,178	3,678,229
Shares redeemed	(14,695,387)	(29,433,254)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,549,597)	(734,764)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to September 1, 2024, the Fund’s gross investment advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser voluntarily waived $28,205 of its fee.
Semi-Annual Financial Statements and Additional Information
9

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
6. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
10

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
11

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
12

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
13

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective August 15, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
14

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
15

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.7%
	Aerospace/Defense—1.7%
$ 250,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 254,369
200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	205,438
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	388,741
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	519,152
600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	602,044
	TOTAL	1,969,744
	Automotive—3.9%
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	153,524
125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	131,462
75,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	77,359
1,100,000	Clarios Global LP/Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,106,880
200,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	208,117
425,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	329,645
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	372,538
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	182,657
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	268,888
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	197,192
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	293,452
400,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	409,422
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	200,301
475,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	484,001
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	168,275
	TOTAL	4,583,713
	Building Materials—5.0%
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	269,161
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,668
325,000	CP Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	301,079
625,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	573,797
350,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	351,063
575,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	567,138
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	255,643
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	436,170
100,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	95,311
475,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	476,640
275,000	Queen MergerCo., Inc., Sec. Fac. Bond, 144A, 6.750%, 4/30/2032	283,993
300,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	308,683
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	103,245
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	336,567
625,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	624,024
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	205,057
650,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	649,508
	TOTAL	5,860,747
	Cable Satellite—5.5%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	116,850
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	222,703
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	205,797
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	872,593
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	$ 743,603
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	274,186
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	156,096
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	300,213
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	211,362
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	325,594
375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	250,312
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	155,669
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	144,171
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	276,799
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	124,258
625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	591,484
450,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	447,432
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	274,407
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	186,003
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	231,413
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	333,918
	TOTAL	6,444,863
	Chemicals—3.2%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	133,796
150,000	Axalta Coating Systems Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	149,183
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	158,331
175,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	179,252
425,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	429,758
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	203,780
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	291,147
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	169,643
200,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	179,656
245,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	246,368
350,000	Maxam Prill S.a.r.l., Sec. Fac. Bond, 144A, 7.750%, 7/15/2030	350,892
325,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	309,276
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	210,856
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	334,284
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	184,718
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	76,860
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	181,225
	TOTAL	3,789,025
	Construction Machinery—0.6%
125,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	130,623
100,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	104,845
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	160,874
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	71,620
138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	138,134
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	76,870
	TOTAL	682,966
	Consumer Cyclical Services—3.7%
75,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.875%, 6/15/2030	76,088
125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	130,698
725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	705,773
275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	275,917
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	$ 435,625
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	124,309
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	317,502
775,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	796,757
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	324,999
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	421,120
275,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	273,689
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	283,672
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	182,380
	TOTAL	4,348,529
	Consumer Products—1.7%
300,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	311,613
350,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	372,794
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	189,106
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	149,367
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	355,016
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	292,388
100,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	101,235
175,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	176,649
75,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	75,311
	TOTAL	2,023,479
	Diversified Manufacturing—1.6%
675,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	690,810
75,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	76,862
525,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	545,799
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	128,760
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	77,572
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	182,073
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	202,620
	TOTAL	1,904,496
	Finance Companies—2.0%
525,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	557,668
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	26,118
100,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	104,660
75,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	73,505
50,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	50,983
200,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	204,890
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	390,376
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	95,101
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	115,973
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	223,840
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	125,066
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	170,023
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	224,603
50,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	50,099
	TOTAL	2,412,905
	Food & Beverage—1.8%
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	364,833
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	193,048
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	149,812
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	$ 128,023
225,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	227,614
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	128,617
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	199,263
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	100,818
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	146,205
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	467,118
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	50,072
	TOTAL	2,155,423
	Gaming—4.5%
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	273,476
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	95,907
550,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	539,735
50,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	51,810
150,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	154,011
75,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	71,638
161,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	161,149
175,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	175,566
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	301,173
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	205,814
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	309,264
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	261,759
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	229,000
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	305,082
575,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	554,238
50,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	50,201
200,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	185,447
75,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	72,336
75,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	76,735
475,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	466,084
250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	234,340
50,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	48,399
150,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	160,063
275,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	276,935
	TOTAL	5,260,162
	Health Care—4.8%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	170,798
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	213,207
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	540,474
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	55,529
300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	239,454
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	147,841
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	48,134
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	110,962
100,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	103,661
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	52,165
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	299,892
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	206,335
225,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	215,986
1,150,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,141,875
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 125,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	$ 128,567
200,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	207,036
325,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	325,826
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	301,989
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	49,534
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	48,884
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	299,715
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	100,059
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	258,807
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,932
300,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	300,608
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	24,705
	TOTAL	5,642,975
	Health Insurance—0.4%
275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	267,657
250,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	254,631
	TOTAL	522,288
	Independent Energy—4.0%
450,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	472,356
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	75,527
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,356
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	125,291
75,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	76,382
75,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	76,137
75,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	92,038
100,000	Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	102,592
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	101,605
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	151,854
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	230,661
150,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	155,418
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	476,422
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	124,719
70,000	EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	69,175
325,000	EQT Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	320,077
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	77,386
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	76,382
125,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	121,632
50,000	Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	50,176
100,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	99,511
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	250,295
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,796
150,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	151,489
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	125,158
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	206,048
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	73,012
325,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	315,177
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	126,171
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,074
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,128
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	$ 124,649
	TOTAL	4,662,694
	Industrial - Other—1.5%
225,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	229,571
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	24,305
925,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	910,569
625,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	649,004
	TOTAL	1,813,449
	Insurance - P&C—9.2%
325,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	335,947
50,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	50,752
75,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	72,980
250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	246,622
200,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	206,413
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	439,945
150,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	150,223
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	280,462
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	632,086
250,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	261,560
1,225,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	1,290,050
175,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	174,645
175,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	188,270
450,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	468,133
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,112,495
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	627,462
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	300,279
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	837,563
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	318,197
625,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	666,643
775,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	805,540
75,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	72,634
375,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	378,190
825,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	871,537
	TOTAL	10,788,628
	Leisure—2.6%
50,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	52,704
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	178,074
200,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	203,875
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	151,660
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	179,161
125,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	131,851
59,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	59,308
250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	255,563
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	53,195
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	152,534
225,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	229,478
25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	25,163
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	125,521
100,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	100,673
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	205,701
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 400,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	$ 411,324
525,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	513,457
	TOTAL	3,029,242
	Lodging—1.3%
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	90,648
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,288
75,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	76,465
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	174,326
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	283,008
50,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	51,469
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	77,684
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	195,778
425,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	433,550
	TOTAL	1,483,216
	Media Entertainment—1.9%
150,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	112,604
275,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	208,313
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	98,933
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	92,480
25,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,487
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	47,865
450,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	430,120
450,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	430,904
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	227,544
175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	172,113
275,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	279,293
150,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	140,725
	TOTAL	2,267,381
	Metals & Mining—0.8%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	206,835
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	193,643
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	73,907
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	188,782
50,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	48,265
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	292,704
	TOTAL	1,004,136
	Midstream—5.0%
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	471,752
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	149,910
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	399,574
225,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	232,326
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	78,321
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	106,029
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	119,008
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	89,697
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	174,809
450,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	426,230
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	130,998
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	263,517
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	96,227
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	$ 273,265
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	100,512
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	102,908
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	275,134
450,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	466,368
400,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	417,968
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	451,443
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	165,676
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,050
225,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 6.500%, 1/15/2034	225,000
275,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 7.750%, 5/1/2035	297,905
275,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	294,668
	TOTAL	5,884,295
	Oil Field Services—2.0%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	200,787
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	701,173
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	181,134
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	111,602
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	71,872
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	172,945
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	111,540
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	98,868
75,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	75,271
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	426,121
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	230,750
	TOTAL	2,382,063
	Packaging—3.6%
319,038	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	15,154
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	822,435
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	89,347
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	89,347
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	248,130
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	67,354
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	102,643
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,397
350,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	359,413
175,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	179,117
400,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	409,406
325,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	327,424
69,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	69,084
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	204,016
275,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	285,144
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	98,988
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	101,529
200,000	Trivium Packaging Finance B.V., Term Loan - 1st Lien, 144A, 8.250%, 7/15/2030	211,650
450,000	Trivium Packaging Finance B.V., Term Loan - 2nd Lien, 144A, 12.250%, 1/15/2031	482,717
	TOTAL	4,265,295
	Paper—0.4%
200,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	190,099
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	141,582
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	$ 23,457
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	123,350
	TOTAL	478,488
	Pharmaceuticals—1.7%
250,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	211,094
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	52,562
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	177,240
500,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	504,745
575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	553,122
200,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	180,860
425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	369,191
	TOTAL	2,048,814
	Restaurant—1.7%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	214,491
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	932,919
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	147,238
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	76,153
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	74,864
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	361,433
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	75,136
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	74,375
	TOTAL	1,956,609
	Retailers—2.6%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	326,086
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	265,720
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	238,023
400,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	403,627
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	232,500
325,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	334,340
175,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	185,452
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	70,555
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	170,323
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	452,208
275,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	282,557
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	99,461
	TOTAL	3,060,852
	Supermarkets—0.6%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	403,100
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,985
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	51,589
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	153,720
	TOTAL	683,394
	Technology—12.4%
375,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	386,197
900,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	886,694
100,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	103,320
475,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	495,987
75,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	78,114
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	82,210
200,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	163,282
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	$ 47,419
650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	612,681
450,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	454,481
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	106,516
700,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	726,219
500,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	491,586
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	248,940
175,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	179,057
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	430,372
100,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	102,519
75,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	74,237
550,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	559,275
125,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	126,458
375,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	393,325
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	93,640
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,758
150,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	154,401
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	316,398
350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	360,833
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	205,781
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	74,029
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	466,140
1,075,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,016,266
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	272,438
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	58,162
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	266,945
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	70,953
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	253,443
200,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	206,338
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	582,763
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	73,884
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	25,436
125,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	134,460
456,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	514,402
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	190,390
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	200,434
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	68,437
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	205,994
75,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	77,940
450,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	450,707
125,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	129,878
200,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	190,072
275,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	262,997
350,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	363,370
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	233,853
125,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	128,619
175,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	149,567
	TOTAL	14,572,617
	Transportation Services—0.3%
300,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	313,817
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.7%
$ 300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	$ 297,756
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	189,876
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,707
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	24,749
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	174,913
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	35,841
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	248,797
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	47,902
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	470,485
275,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	289,109
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	175,276
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	400,524
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	265,888
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	230,803
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	53,444
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	241,323
		TOTAL	3,171,393
		TOTAL CORPORATE BONDS (IDENTIFIED COST $112,564,886)	111,467,698
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
1,050	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $714,852)	20,989
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	13
212	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		REPURCHASE AGREEMENT—4.5%
$5,359,000		Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597. (IDENTIFIED COST $5,359,000)	5,359,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $118,639,167)[3]	116,847,702
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	895,499
		NET ASSETS—100%	$117,743,201

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	The cost of investments for federal tax purposes amounts to $118,565,970.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Financial Statements and Additional Information
11

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$111,467,698	$—	$111,467,698
Equity Security:
Common Stock
Domestic	—	—	20,989	20,989
Warrants	—	—	15	15
Repurchase Agreement	—	5,359,000	—	5,359,000
TOTAL SECURITIES	$—	$116,826,698	$21,004	$116,847,702

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.68	$5.66	$5.34	$6.39	$6.41	$6.53
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.31	0.30	0.29	0.28	0.30
Net realized and unrealized gain (loss)	0.10	0.03	0.34	(1.02)	0.02	(0.05)
Total From Investment Operations	0.25	0.34	0.64	(0.73)	0.30	0.25
Less Distributions:
Distributions from net investment income	(0.34)	(0.32)	(0.32)	(0.32)	(0.32)	(0.37)
Net Asset Value, End of Period	$5.59	$5.68	$5.66	$5.34	$6.39	$6.41
Total Return[2]	4.67%	6.27%	12.71%	(11.78)%	4.85%	5.59%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.83%	0.81%	0.81%	0.81%	0.81%
Net investment income	5.49%[4]	5.53%	5.69%	5.15%	4.42%	4.95%
Expense waiver/reimbursement[5]	0.07%[4]	0.04%	0.06%	0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,397	$68,370	$72,987	$68,740	$103,152	$109,888
Portfolio turnover[6]	12%	28%	16%	13%	39%	36%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.64	$5.63	$5.31	$6.35	$6.38	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.29	0.29	0.27	0.26	0.28
Net realized and unrealized gain (loss)	0.11	0.02	0.34	(1.00)	0.01	(0.03)
Total From Investment Operations	0.25	0.31	0.63	(0.73)	0.27	0.25
Less Distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.31)	(0.31)	(0.30)	(0.36)
Net Asset Value, End of Period	$5.56	$5.64	$5.63	$5.31	$6.35	$6.38
Total Return[2]	4.61%	5.85%	12.47%	(11.92)%	4.44%	5.46%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.08%	1.06%	1.06%	1.06%	1.06%
Net investment income	5.24%[4]	5.27%	5.44%	4.92%	4.16%	4.70%
Expense waiver/reimbursement[5]	0.07%[4]	0.04%	0.06%	0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,346	$50,281	$50,747	$47,172	$57,578	$50,322
Portfolio turnover[6]	12%	28%	16%	13%	39%	36%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $118,639,167)	$116,847,702
Cash	21,325
Income receivable	1,745,551
Receivable for investments sold	50,510
Receivable for shares sold	13,919
Total Assets	118,679,007
Liabilities:
Payable for investments purchased	875,000
Payable for shares redeemed	20,424
Payable for investment adviser fee (Note 5)	1,683
Payable for administrative fee (Note 5)	249
Payable for distribution services fee (Note 5)	10,247
Accrued expenses (Note 5)	28,203
Total Liabilities	935,806
Net assets for 21,114,505 shares outstanding	$117,743,201
Net Assets Consist of:
Paid-in capital	$139,771,103
Total distributable earnings (loss)	(22,027,902)
Net Assets	$117,743,201
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$67,397,425 ÷ 12,060,143 shares outstanding, no par value, unlimited shares authorized	$5.59
Service Shares:
$50,345,776 ÷ 9,054,362 shares outstanding, no par value, unlimited shares authorized	$5.56
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$3,616,241
Expenses:
Investment adviser fee (Note 5)	344,288
Administrative fee (Note 5)	48,459
Custodian fees	6,125
Transfer agent fees	7,276
Directors’/Trustees’ fees (Note 5)	884
Auditing fees	18,171
Legal fees	6,460
Portfolio accounting fees	46,162
Distribution services fee (Note 5)	62,006
Printing and postage	21,726
Miscellaneous (Note 5)	10,610
TOTAL EXPENSES	572,167
Waiver of investment adviser fee (Note 5)	(42,560)
Net expenses	529,607
Net investment income	3,086,634
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(451,790)
Net change in unrealized depreciation of investments	2,716,915
Net realized and unrealized gain (loss) on investments	2,265,125
Change in net assets resulting from operations	$5,351,759
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,086,634	$6,545,417
Net realized gain (loss)	(451,790)	(3,690,396)
Net change in unrealized appreciation/depreciation	2,716,915	4,070,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,351,759	6,925,588
Distributions to Shareholders:
Primary Shares	(3,796,953)	(4,067,938)
Service Shares	(2,904,084)	(2,683,396)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,701,037)	(6,751,334)
Share Transactions:
Proceeds from sale of shares	11,904,850	17,568,118
Net asset value of shares issued to shareholders in payment of distributions declared	6,701,032	6,751,329
Cost of shares redeemed	(18,164,928)	(29,576,411)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	440,954	(5,256,964)
Change in net assets	(908,324)	(5,082,710)
Net Assets:
Beginning of period	118,651,525	123,734,235
End of period	$117,743,201	$118,651,525
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
18

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $42,560 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2025, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, each may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,838,688	$10,086,439	2,175,343	$12,041,641
Shares issued to shareholders in payment of distributions declared	701,840	3,796,953	757,530	4,067,937
Shares redeemed	(2,527,071)	(14,167,568)	(3,771,903)	(20,723,523)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	13,457	$(284,176)	(839,030)	$(4,613,945)
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	327,345	$1,818,411	1,000,522	$5,526,477
Shares issued to shareholders in payment of distributions declared	538,790	2,904,079	501,569	2,683,392
Shares redeemed	(725,622)	(3,997,360)	(1,599,110)	(8,852,888)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	140,513	$725,130	(97,019)	$(643,019)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	153,970	$440,954	(936,049)	$(5,256,964)
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $118,565,970. The net unrealized depreciation of investments for federal tax purposes was $1,718,268. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,126,395 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,844,663.
As of December 31, 2024, the Fund had a capital loss carryforward of $22,877,486 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information
20

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$148,819	$22,728,667	$22,877,486
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser voluntarily waived $42,560 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$62,006
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
21

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$13,797,390
Sales	$18,274,772
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
24

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
25

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
Semi-Annual Financial Statements and Additional Information
26

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.1%
		Communication Services—2.5%
952		Meta Platforms, Inc.	$ 702,662
2,922	[1]	Spotify Technology S.A.	2,242,167
8,408	[1]	Trade Desk, Inc./The	605,292
		TOTAL	3,550,121
		Consumer Discretionary—12.8%
4,183	[1]	Airbnb, Inc.	553,578
10,317	[1]	Amazon.com, Inc.	2,263,447
18,048	[1]	Birkenstock Holding PLC	887,601
4,175	[1,2]	Cava Group, Inc.	351,660
21,223	[1]	Chipotle Mexican Grill, Inc.	1,191,672
5,015	[1]	DoorDash, Inc.	1,236,248
26,383	[1]	DraftKings, Inc.	1,131,567
850	[1]	Duolingo, Inc.	348,517
5,020	[1]	Floor & Decor Holdings, Inc.	381,319
425	[1]	Mercadolibre, Inc.	1,110,793
9,300		Moncler SpA	530,991
13,383	[1]	On Holding AG	696,585
5,600	[1]	Planet Fitness, Inc.	610,680
45,265	[1]	Sportradar Group AG	1,271,041
2,769		Texas Roadhouse, Inc.	518,938
7,366		TJX Cos., Inc.	909,627
27,101	[1]	Viking Holdings Ltd.	1,444,212
7,528		Wingstop, Inc.	2,534,979
		TOTAL	17,973,455
		Consumer Staples—2.8%
1,650		Costco Wholesale Corp.	1,633,401
5,578	[1]	Maplebear, Inc.	252,349
11,180		Philip Morris International, Inc.	2,036,213
		TOTAL	3,921,963
		Energy—1.2%
3,683		Cheniere Energy, Inc.	896,884
4,342		Targa Resources, Inc.	755,856
		TOTAL	1,652,740
		Financials—7.9%
14,650		Apollo Global Management, Inc.	2,078,395
826		BlackRock, Inc.	866,681
127,700	[1]	Blue Owl Capital, Inc.	2,453,117
12,668	[1]	Chime Financial, Inc.	437,173
13,865		Hamilton Lane, Inc.	1,970,494
1,584		JPMorgan Chase & Co.	459,217
1,135		MSCI, Inc., Class A	654,600
2,805		S&P Global, Inc.	1,479,048
13,940	[1]	Toast, Inc.	617,403
		TOTAL	11,016,128
		Health Care—19.9%
58,700	[1,3]	Albireo Pharma CVR, Rights	126,206
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	782,682
6,720	[1]	Argenx SE	3,704,795
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
Semi-Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
196,600	[1,2]	aTyr Pharma, Inc.	$ 996,762
17,203	[1]	Boston Scientific Corp.	1,847,774
56,475	[1,3]	Contra Akouos, Inc., Rights	29,706
715		Eli Lilly & Co.	557,364
56,839	[1]	EyePoint Pharmaceuticals, Inc.	534,855
17,528	[1]	Forte Biosciences, Inc.	226,637
19,756	[1]	Guardant Health, Inc.	1,028,102
75,240	[1]	IDEAYA Biosciences, Inc.	1,581,545
3,430	[1]	Inspire Medical Systems, Inc.	445,111
5,535	[1]	Insulet Corp.	1,738,986
3,184	[1]	Intuitive Surgical, Inc.	1,730,218
14,324	[1]	Legend Biotech Corp., ADR	508,359
19,087	[1]	Merus NV	1,003,976
21,275	[1]	Minerva Neurosciences, Inc.	36,593
18,542	[1]	Moonlake Immunotherapeutics	875,182
10,046	[1]	Natera, Inc.	1,697,171
435,683	[1,3]	Novartis AG, Rights	505,392
7,759	[1,2]	PROCEPT BioRobotics Corp.	446,918
165,799	[1]	Rezolute, Inc.	739,464
20,439	[1]	Rhythm Pharmaceuticals, Inc.	1,291,540
4,307	[1,3,4]	Sail Biomedicines, Inc.	100,258
11,012	[1,2]	Scynexis, Inc.	7,431
12,800	[1]	Structure Therapeutics, Inc., ADR	265,472
3,100		Stryker Corp.	1,226,453
378		UCB S.A.	74,262
26,001	[1]	Ultragenyx Pharmaceutical, Inc.	945,396
2,928	[1]	Veeva Systems, Inc.	843,206
7,535	[1]	Vericel Corp	320,614
13,295	[1]	Verona Pharma PLC, ADR	1,257,441
35,026	[1,2]	Zenas Biopharma, Inc.	339,402
		TOTAL	27,904,324
		Industrials—20.2%
2,340	[1]	Axon Enterprise, Inc.	1,937,380
2,485		Comfort Systems USA, Inc.	1,332,482
7,110		Eaton Corp. PLC	2,538,199
9,695		GE Aerospace	2,495,396
5,395	[1]	GE Vernova, Inc.	2,854,764
8,828		HEICO Corp.	2,895,584
2,045		Howmet Aerospace, Inc.	380,636
19,702	[1]	Loar Holdings, Inc.	1,697,721
10,775		Quanta Services, Inc.	4,073,812
42,250	[1]	StandardAero, Inc.	1,337,213
5,365		Trane Technologies PLC	2,346,705
13,430	[1]	Uber Technologies, Inc.	1,253,019
14,030		Veralto Corp.	1,416,328
8,655		Wabtec Corp.	1,811,924
		TOTAL	28,371,163
		Information Technology—21.9%
702	[1]	AppLovin Corp.	245,756
3,800	[1]	Commvault Systems, Inc.	662,454
3,540	[1]	Crowdstrike Holdings, Inc.	1,802,957
3,031	[1]	CyberArk Software Ltd.	1,233,253
Semi-Annual Financial Statements and Additional Information
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
8,744	[1]	Datadog, Inc.	$ 1,174,582
15,286	[1]	Elastic N.V.	1,289,068
1,401	[1]	Gartner, Inc., Class A	566,312
670	[1]	HubSpot, Inc.	372,942
142	[1]	Impinj, Inc.	15,772
948		KLA Corp.	849,162
42,007	[1]	Klaviyo, Inc.	1,410,595
4,035		Micron Technology, Inc.	497,314
3,089		Microsoft Corp.	1,536,500
2,231		Motorola Solutions, Inc.	938,046
11,153		NVIDIA Corp.	1,762,063
2,779	[1]	Palantir Technologies, Inc.	378,833
4,183	[1]	Palo Alto Networks, Inc.	856,009
7,668	[1]	Q2 Holdings, Inc.	717,648
48,100	[1]	QXO, Inc.	1,036,074
13,040	[1]	Rubrik, Inc.	1,168,254
4,684		Salesforce, Inc.	1,277,280
41,548	[1]	SentinelOne, Inc.	759,497
2,100	[1]	ServiceNow, Inc.	2,158,968
20,494	[1]	Shopify, Inc.	2,363,983
5,939	[1]	Snowflake, Inc.	1,328,970
5,465		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,237,768
2,445	[1]	Tyler Technologies, Inc.	1,449,494
8,365	[1]	Vertex, Inc.	295,577
5,573	[1]	Wix.com Ltd.	883,098
1,548	[1]	Workday, Inc.	371,520
		TOTAL	30,639,749
		Materials—3.0%
16,728		Agnico Eagle Mines Ltd.	1,989,461
2,150		Eagle Materials, Inc.	434,537
1,030		Martin Marietta Materials	565,429
3,490		Sherwin-Williams Co.	1,198,326
		TOTAL	4,187,753
		Real Estate—3.0%
27,883	[1]	CoStar Group, Inc.	2,241,793
6,970		Gaming and Leisure Properties, Inc.	325,360
13,835		Healthpeak Properties, Inc.	242,251
5,577		Ryman Hospitality Properties, Inc.	550,282
25,512		VICI Properties, Inc.	831,691
		TOTAL	4,191,377
		Utilities—1.9%
5,580		American Electric Power Co., Inc.	578,981
5,576		Duke Energy Corp.	657,968
11,153		NextEra Energy, Inc.	774,241
3,315		Vistra Corp.	642,480
		TOTAL	2,653,670
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,852,068)	136,062,443
		PREFERRED STOCK—0.2%
		Health Care—0.2%
60,006	[3,4]	CeQur S.A. (IDENTIFIED COST $321,274)	309,025
Semi-Annual Financial Statements and Additional Information
3

Shares or Principal Amount			Value
		WARRANTS—0.5%
		Health Care—0.5%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$ 9,030
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	3,722
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	6,244
68,385	[1]	Rezolute, Inc., Warrants Expiration Date 4/30/2099	304,997
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	111,946
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	200,486
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	88
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	35,764
		TOTAL WARRANTS (IDENTIFIED COST $886,061)	672,277
		INVESTMENT COMPANY—1.7%
2,292,144		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[5] (IDENTIFIED COST $2,292,144)	2,292,144
		REPURCHASE AGREEMENT—0.5%
$ 716,000		Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597. (IDENTIFIED COST $716,000)	716,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $80,067,547)[6]	140,051,889
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	24,229
		NET ASSETS—100%	$140,076,118
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2025, were as follows:
Affiliated	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 6/30/2025	Shares Held as of 6/30/2025	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$1,020,915	$—	$—	$(238,233)	$—	$782,682	60,160	$—
aTyr Pharma, Inc.	$711,692	$—	$—	$285,070	$—	$996,762	196,600	$—
EyePoint Pharmaceuticals, Inc.	$431,273	$—	$(9,384)	$115,131	$(2,165)	$534,855	56,839	$—
Forte Biosciences, Inc.	$—	$206,641	$—	$19,996	$—	$226,637	17,528	$—
IDEAYA Biosciences, Inc.	$1,966,050	$—	$(27,153)	$(330,621)	$(26,731)	$1,581,545	75,240	$—
Minerva Neurosciences, Inc.	$47,231	$—	$—	$(10,638)	$—	$36,593	21,275	$—
Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$11,655	$—	$—	$(2,625)	$—	$9,030	5,250	$—
Rezolute, Inc.	$477,329	$222,251	$—	$39,884	$—	$739,464	165,799	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$6,458	$—	$—	$(2,736)	$—	$3,722	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$6,860	$—	$—	$(616)	$—	$6,244	1,400	$—
Rezolute, Inc., Warrants Expiration Date 4/30/2099	$—	$222,183	$—	$82,814	$—	$304,997	68,385	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$122,990	$—	$—	$(11,044)	$—	$111,946	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$220,265	$—	$—	$(19,779)	$—	$200,486	44,952	$—
Scynexis, Inc.	$13,325	$—	$—	$(5,894)	$—	$7,431	11,012	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$299	$—	$—	$(211)	$—	$88	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$64,130	$—	$—	$(28,366)	$—	$35,764	53,000	$—
Affiliated Issuers no longer in the portfolio at period end	$681,901	$7,402	$(3,555,174)	$35,993	$2,829,878	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$5,782,373	$658,477	$(3,591,711)	$(71,875)	$2,800,982	$5,578,246	808,880	$—
Semi-Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,061,889
Purchases at Cost	$10,513,036
Proceeds from Sales	$(9,282,781)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$2,292,144
Shares Held as of 6/30/2025	2,292,144
Dividend Income	$23,029

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2025, these restricted securities amounted to $409,283, which represented 0.3% of net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$120,188,852	$—	$761,562	$120,950,414
International	10,712,930	4,310,048	89,051	15,112,029
Preferred Stock
International	—	—	309,025	309,025
Debt Securities:
Warrants	632,703	39,574	—	672,277
Investment Company	2,292,144	—	—	2,292,144
Repurchase Agreement	—	716,000	—	716,000
TOTAL SECURITIES	$133,826,629	$5,065,622	$1,159,638	$140,051,889

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.64	$17.40	$15.10	$24.31	$25.46	$22.63
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.16)	(0.02)	(0.08)	(0.24)	(0.22)
Net realized and unrealized gain (loss)	1.55	3.07	2.32	(6.87)	0.83	5.27
Total From Investment Operations	1.46	2.91	2.30	(6.95)	0.59	5.05
Less Distributions:
Distributions from net investment income	—	(0.16)	—	—	—	—
Distributions from net realized gain	(2.03)	(0.51)	—	(2.26)	(1.74)	(2.22)
Total Distributions	(2.03)	(0.67)	—	(2.26)	(1.74)	(2.22)
Net Asset Value, End of Period	$19.07	$19.64	$17.40	$15.10	$24.31	$25.46
Total Return[2]	9.06%	17.05%	15.23%	(30.09)%	2.51%	28.79%
Ratios to Average Net Assets:
Net expenses[3]	1.54%[4]	1.56%	1.54%	1.54%	1.50%	1.50%
Net investment loss	(0.95)%[4]	(0.89)%	(0.15)%	(0.51)%	(0.99)%	(1.01)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.02%	0.00%[6]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,546	$33,718	$33,266	$34,430	$55,366	$63,502
Portfolio turnover[7]	11%	47%	56%	41%	34%	45%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.74	$15.78	$13.73	$22.40	$23.65	$21.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.19)	(0.05)	(0.11)	(0.28)	(0.26)
Net realized and unrealized gain (loss)	1.37	2.77	2.10	(6.30)	0.77	4.86
Total From Investment Operations	1.27	2.58	2.05	(6.41)	0.49	4.60
Less Distributions:
Distributions from net investment income	—	(0.11)	—	—	—	—
Distributions from net realized gain	(2.03)	(0.51)	—	(2.26)	(1.74)	(2.22)
Total Distributions	(2.03)	(0.62)	—	(2.26)	(1.74)	(2.22)
Net Asset Value, End of Period	$16.98	$17.74	$15.78	$13.73	$22.40	$23.65
Total Return[2]	8.95%	16.70%	14.93%	(30.26)%	2.26%	28.48%
Ratios to Average Net Assets:
Net expenses[3]	1.79%[4]	1.81%	1.79%	1.79%	1.75%	1.75%
Net investment loss	(1.20)%[4]	(1.14)%	(0.38)%	(0.73)%	(1.24)%	(1.26)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.02%	0.00%[6]	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,530	$104,963	$90,210	$108,981	$150,983	$169,061
Portfolio turnover[7]	11%	47%	56%	41%	34%	45%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $2,086,478 of securities loaned and $7,870,390 of investments in affiliated holdings* (identified cost $80,067,547, including $10,104,748 of identified cost in affiliated holdings)	$140,051,889
Cash	1,217,814
Cash denominated in foreign currencies (identified cost $29,840)	30,984
Income receivable	58,476
Receivable for investments sold	2,114,406
Receivable for shares sold	2,209
Total Assets	143,475,778
Liabilities:
Payable for investments purchased	299,778
Payable for shares redeemed	716,015
Payable for collateral due to broker for securities lending (Note 2)	2,292,144
Payable for investment adviser fee (Note 5)	4,993
Payable for administrative fee (Note 5)	297
Payable for distribution services fee (Note 5)	21,508
Accrued expenses (Note 5)	64,925
Total Liabilities	3,399,660
Net assets for 8,032,332 shares outstanding	$140,076,118
Net Assets Consist of:
Paid-in capital	$73,345,881
Total distributable earnings (loss)	66,730,237
Net Assets	$140,076,118
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$33,546,268 ÷ 1,758,974 shares outstanding, no par value, unlimited shares authorized	$19.07
Service Shares:
$106,529,850 ÷ 6,273,358 shares outstanding, no par value, unlimited shares authorized	$16.98

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $5,789)	$345,896
Interest	41,782
Net income on securities loaned (includes $23,029 earned from affiliated holdings related to cash collateral balances*) (Note 2)	5,598
TOTAL INCOME	393,276
Expenses:
Investment adviser fee (Note 5)	861,914
Administrative fee (Note 5)	52,725
Custodian fees	15,318
Transfer agent fees	7,033
Directors’/Trustees’ fees (Note 5)	940
Auditing fees	19,780
Legal fees	6,498
Portfolio accounting fees	32,652
Distribution services fee (Note 5)	125,732
Printing and postage	17,033
Miscellaneous (Note 5)	12,611
TOTAL EXPENSES	1,152,236
Waiver of investment adviser fee (Note 5)	(2,585)
Net expenses	1,149,651
Net investment income (loss)	(756,375)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $2,800,982 on sales of investments in affiliated holdings*)	9,236,756
Net realized loss on foreign currency transactions	(2,261)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(71,875) on investments in affiliated holdings*)	3,324,850
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,531
Net realized and unrealized gain (loss) on investments and foreign currency transactions	12,560,876
Change in net assets resulting from operations	$11,804,501

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(756,375)	$(1,423,545)
Net realized gain (loss)	9,234,495	16,192,287
Net change in unrealized appreciation/depreciation	3,326,381	5,747,568
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,804,501	20,516,310
Distributions to Shareholders:
Primary Shares	(3,377,137)	(1,230,987)
Service Shares	(11,803,131)	(3,413,207)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,180,268)	(4,644,194)
Share Transactions:
Proceeds from sale of shares	4,244,657	22,986,243
Net asset value of shares issued to shareholders in payment of distributions declared	15,180,253	4,644,189
Cost of shares redeemed	(14,653,243)	(28,297,636)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,771,667	(667,204)
Change in net assets	1,395,900	15,204,912
Net Assets:
Beginning of period	138,680,218	123,475,306
End of period	$140,076,118	$138,680,218
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
The Fund’s Board of Trustees (the “Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
11

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $2,585 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,086,478	$2,292,144
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at June 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$309,025
Sail Biomedicines, Inc.	7/28/2021	$120,596	$100,258
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	33,385	$612,900	72,333	$1,362,807
Shares issued to shareholders in payment of distributions declared	204,551	3,377,135	68,085	1,230,985
Shares redeemed	(195,863)	(3,629,453)	(335,209)	(6,249,699)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	42,073	$360,582	(194,791)	$(3,655,907)
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,227	$3,631,757	1,288,557	$21,623,436
Shares issued to shareholders in payment of distributions declared	802,387	11,803,118	208,504	3,413,204
Shares redeemed	(668,932)	(11,023,790)	(1,299,232)	(22,047,937)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	357,682	$4,411,085	197,829	$2,988,703
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	399,755	$4,771,667	3,038	$(667,204)
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $80,067,547. The net unrealized appreciation of investments for federal tax purposes was $59,984,342. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $65,078,188 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,093,846.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser voluntarily waived $2,585 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$125,732
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2025, FSC retained $133 of fees paid by the Fund. For the six months ended June 30, 2025, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.54% and 1.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2025, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $69,801.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$15,123,958
Sales	$26,259,066
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care, Industrials and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
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9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
10. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
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considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
19

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information
20

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
21

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—43.6%
		Communication Services—3.0%
3,126		Alphabet, Inc., Class A	$ 550,895
5,302		Alphabet, Inc., Class C	940,522
212	[1]	AST SpaceMobile, Inc.	9,907
23,223		AT&T, Inc.	672,073
12,698		Comcast Corp., Class A	453,191
5,000	[1]	Criteo S.A., ADR	119,800
2,631		Electronic Arts, Inc.	420,171
15,000	[1]	Integral Ad Science Holding Corp.	124,650
6,104	[1]	Liberty Global Ltd.	61,101
597		Meta Platforms, Inc.	440,640
1,073		Sirius XM Radio, Inc.	24,647
1,004	[1]	Take-Two Interactive Software, Inc.	243,821
437		T-Mobile USA, Inc.	104,120
8,799		Verizon Communications, Inc.	380,733
4,898		Walt Disney Co.	607,401
20,265	[1]	Warner Bros. Discovery, Inc.	232,237
		TOTAL	5,385,909
		Consumer Discretionary—3.3%
41,307		ADT, Inc.	349,870
4,933	[1]	Amazon.com, Inc.	1,082,251
54	[1]	AutoZone, Inc.	200,460
3,055		Bath & Body Works, Inc.	91,528
66		Booking Holdings, Inc.	382,090
399		BorgWarner, Inc.	13,359
838		Boyd Gaming Corp.	65,557
214	[1]	Bright Horizons Family Solutions, Inc.	26,448
14	[1]	Carnival Corp.	394
3,600	[1]	Chagee Holdings Ltd., ADR	93,996
439	[1]	Crocs, Inc.	44,462
3,737		eBay, Inc.	278,257
4,182	[1]	Etsy, Inc.	209,769
4,865		Ford Motor Co.	52,785
15	[1]	GameStop Corp.	366
2,762		General Motors Co.	135,918
4,176		Hasbro, Inc.	308,272
29,000	[1]	HBX Group International PLC	369,413
916		Home Depot, Inc.	335,842
10,000	[1]	KinderCare Learning Cos., Inc.	101,000
2,089		Lowe’s Cos., Inc.	463,487
17,425	[1]	Lucid Group, Inc.	36,767
129	[1]	Lululemon Athletica, Inc.	30,648
110		Macy’s, Inc.	1,283
61	[1]	Mattel, Inc.	1,203
1,083		McDonald’s Corp.	316,420
1,740	[1]	O’Reilly Automotive, Inc.	156,826
2,325		PVH Corp.	159,495
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
304		Ralph Lauren Corp.	$ 83,381
6,159	[1]	Rivian Automotive, Inc.	84,625
14,400	[1]	Savers Value Village, Inc.	146,880
461		Tapestry, Inc.	40,480
60	[1]	TopBuild Corp.	19,424
165		Whirlpool Corp.	16,734
2,466	[1]	YETI Holdings, Inc.	77,728
		TOTAL	5,777,418
		Consumer Staples—3.3%
30		Coca-Cola Bottling Co.	3,349
2,911		Colgate-Palmolive Co.	264,610
15,818		Conagra Brands, Inc.	323,794
1,480		Constellation Brands, Inc., Class A	240,766
1,071	[1]	Dollar Tree, Inc.	106,072
2,506		Ingredion, Inc.	339,864
2,302		Kellanova	183,078
2,559		Kenvue, Inc.	53,560
1,913		Kimberly-Clark Corp.	246,624
981	[1]	Maplebear, Inc.	44,380
687		Mondelez International, Inc.	46,331
1,259		PepsiCo, Inc.	166,238
5,607		Philip Morris International, Inc.	1,021,203
618		Pilgrim’s Pride Corp.	27,798
4,848		Procter & Gamble Co.	772,383
7,500	[1]	Smithfield Foods, Inc.	176,475
3,484		Smucker (J.M.) Co.	342,129
1,138		Target Corp.	112,264
164	[1]	The Boston Beer Co., Inc., Class A	31,293
10		The Coca-Cola Co.	708
3,470	[1]	US Foods Holding Corp.	267,225
10,447		WalMart, Inc.	1,021,508
15,000	[1]	Zabka Group S.A.	90,001
		TOTAL	5,881,653
		Energy—2.4%
688		Cheniere Energy, Inc.	167,542
1,667		Chevron Corp.	238,698
3,269		Civitas Resources, Inc.	89,963
6,668		ConocoPhillips	598,386
3,341		DT Midstream, Inc.	367,209
137		EOG Resources, Inc.	16,387
9,636		Exxon Mobil Corp.	1,038,761
625		Hess Corp.	86,587
9,600	[1]	Infinity Natural Resources, Inc.	175,776
10,804		Kinder Morgan, Inc.	317,638
398		ONEOK, Inc.	32,489
9,410		Ovintiv, Inc.	358,050
1,716		TechnipFMC PLC	59,099
1,141		Valero Energy Corp.	153,373
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
7,596		Williams Cos., Inc.	$ 477,105
		TOTAL	4,177,063
		Financials—9.3%
1,836		Affiliated Managers Group, Inc.	361,270
5,226		AGNC Investment Corp.	48,027
490		American Express Co.	156,300
16,667	[1]	American Integrity Insurance Group, Inc.	306,506
1,090		American International Group, Inc.	93,293
637		Ameriprise Financial, Inc.	339,986
3,963	[1]	Arch Capital Group Ltd.	360,831
5,100	[1]	Aspen Insurance Holdings Ltd.	160,497
16,861		Bank of America Corp.	797,863
5,142		Bank of New York Mellon Corp.	468,488
4,203	[1]	Berkshire Hathaway, Inc., Class B	2,041,691
47		BlackRock, Inc.	49,315
784	[1]	Block, Inc.	53,257
350		Capital One Financial Co.	74,466
59		Cboe Global Markets, Inc.	13,759
654		Charles Schwab Corp.	59,671
21		Chubb Ltd.	6,084
3,526		Citigroup, Inc.	300,133
8,415		Citizens Financial Group, Inc.	376,571
9,073		Corebridge Financial, Inc.	322,092
858		Everest Group Ltd.	291,591
435		Fidelity National Information Services, Inc.	35,413
91		First Citizens Bancshares, Inc., Class A	178,039
2,466	[1]	Fiserv, Inc.	425,163
518		Global Payments, Inc.	41,461
885		Globe Life, Inc.	109,997
216		Goldman Sachs Group, Inc.	152,874
6,593		Huntington Bancshares, Inc.	110,499
4,805		Janus Henderson Group PLC	186,626
7,702		JPMorgan Chase & Co.	2,232,887
5,513		MetLife, Inc.	443,356
5,010		MGIC Investment Corp.	139,478
5,112		Morgan Stanley	720,076
4,318		Old Republic International Corp.	165,984
10,000	[1]	Oportun Financial Corp.	71,600
3,100	[1]	Oscar Health, Inc.	66,464
352	[1]	PayPal Holdings, Inc.	26,161
988		PNC Financial Services Group, Inc.	184,183
519		Progressive Corp., OH	138,500
1,725		Prudential Financial, Inc.	185,334
2,272		Regions Financial Corp.	53,438
1,501		RenaissanceRe Holdings Ltd.	364,593
860		S&P Global, Inc.	453,469
3,933		State Street Corp.	418,235
6,024		Synchrony Financial	402,042
2,829		The Hartford Insurance Group, Inc.	358,915
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
3,154		Unum Group	$ 254,717
2,432		VOYA Financial, Inc..	172,672
4,757		Webster Financial Corp. Waterbury	259,732
4,801		Wells Fargo & Co.	384,656
31,038		Western Union Co.	261,340
2,327	[1]	WEX, Inc.	341,813
8,201		XP, Inc.	165,660
9,600	[1]	Yuanbao, Inc., ADR	201,792
		TOTAL	16,388,860
		Health Care—5.6%
1,725		Abbott Laboratories	234,617
29,000	[1]	AbCellera Biologics, Inc.	99,470
969		Agilent Technologies, Inc.	114,352
2,500	[1]	Amphastar Pharmaceuticals, Inc.	57,400
563		Becton Dickinson & Co.	96,977
250	[1]	Biogen, Inc.	31,397
167	[1]	Bio-Rad Laboratories, Inc., Class A	40,300
6,258	[1]	Boston Scientific Corp.	672,172
10,879		Bristol-Myers Squibb Co.	503,589
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
191		Cardinal Health, Inc.	32,088
2,333	[1]	Caris Life Sciences, Inc.	62,338
5,100	[1]	CG Oncology, Inc.	132,600
3,500		Concentra Group Holdings Parent, Inc.	71,995
1,785		Danaher Corp.	352,609
12,717		Dentsply Sirona, Inc.	201,946
4,000	[1]	Dynavax Technologies Corp.	39,680
261		Elevance Health, Inc.	101,519
2,427	[1]	Envista Holdings Corp.	47,424
2,368	[1]	Exact Sciences Corp.	125,836
5,398		Gilead Sciences, Inc.	598,476
1,723	[1]	Globus Medical, Inc.	101,691
939		HCA Healthcare, Inc.	359,731
5,039	[1]	Hologic, Inc.	328,341
2,037	[1]	Illumina, Inc.	194,350
1,109	[1]	Incyte Genomics, Inc.	75,523
4,000	[1]	Inmode Ltd.	57,760
242	[1]	IQVIA Holdings, Inc.	38,137
7,522		Johnson & Johnson	1,148,985
24,000	[1]	Kyverna Therapeutics, Inc.	73,680
4,000	[1]	Legend Biotech Corp., ADR	141,960
494		McKesson Corp.	361,993
2,231		Medtronic PLC	194,476
1,899		Merck & Co., Inc.	150,325
8,000	[1]	Mineralys Therapeutics, Inc.	108,240
1,800	[1]	Mirum Pharmaceuticals, Inc.	91,602
4,591		Pfizer, Inc.	111,286
2,715	[1]	Qiagen NV	130,483
137	[1]	Regeneron Pharmaceuticals, Inc.	71,925
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
36,000	[1]	Relay Therapeutics, Inc.	$ 124,560
3,000	[1]	Schrodinger, Inc.	60,360
9,600		Simulations Plus, Inc.	167,520
110,000	[1]	Sophia Genetics S.A.	341,000
63		STERIS PLC	15,134
3,000	[1]	Structure Therapeutics, Inc., ADR	62,220
1,433		The Cigna Group	473,721
683		Thermo Fisher Scientific, Inc.	276,929
2,705		UnitedHealth Group, Inc.	843,879
3,000	[1]	Viking Therapeutics, Inc.	79,500
55		Zimmer Biomet Holdings, Inc.	5,017
		TOTAL	9,808,121
		Industrials—5.5%
265		Allison Transmission Holdings, Inc.	25,172
25,000	[1]	Astroscale Holdings, Inc.	121,318
858		Automatic Data Processing, Inc.	264,607
759	[1]	Avis Budget Group, Inc.	128,309
755		Broadridge Financial Solutions, Inc.	183,488
629	[1]	Builders Firstsource, Inc.	73,398
903		Caterpillar, Inc.	350,554
15,502		CNH Industrial NV	200,906
3,460		CSX Corp.	112,900
796		Curtiss-Wright Corp.	388,886
201		Deere & Co.	102,206
455		Eaton Corp. PLC	162,430
734		Emcor Group, Inc.	392,609
2,214		Emerson Electric Co.	295,193
493		Expeditors International of Washington, Inc.	56,325
754		FedEx Corp.	171,392
30,000	[1]	Ferrari NV	315,808
56		Fortive Corp.	2,919
36	[1]	Generac Holdings, Inc.	5,156
4,125		Graco, Inc.	354,626
2,805		Honeywell International, Inc.	653,228
158		Ingersoll-Rand, Inc.	13,142
2,032		J. B. Hunt Transportation Services, Inc.	291,795
3,158		Johnson Controls International PLC	333,548
28		Landstar System, Inc.	3,893
15		Leidos Holdings, Inc.	2,366
439	[1]	Leonardo DRS, Inc.	20,405
1,028		Lockheed Martin Corp.	476,108
1,559	[1]	Lyft, Inc.	24,570
25		Masco Corp.	1,609
1,074	[1]	Mastec, Inc.	183,042
293		Norfolk Southern Corp.	74,999
2,165		Owens Corning, Inc.	297,731
350		Parker-Hannifin Corp.	244,465
76		Paycom Software, Inc.	17,586
3,712		Pentair PLC	381,074
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,039	[1]	Pfisterer Holding SE	$ 97,875
843		RB Global, Inc.	89,518
1,262		Republic Services, Inc.	311,222
5,677		RTX Corp.	828,956
2,189		Ryder System, Inc.	348,051
14,000	[1]	Sun Country Airlines Holdings, Inc.	164,500
9,000	[1]	Timee, Inc.	128,710
399		Toro Co.	28,201
2,105	[1]	United Airlines Holdings, Inc.	167,621
124		United Parcel Service, Inc.	12,517
182		United Rentals, Inc.	137,119
552		Valmont Industries, Inc.	180,267
2,064		Wabtec Corp.	432,098
869		Xylem, Inc.	112,414
		TOTAL	9,766,832
		Information Technology—6.1%
945		Accenture PLC	282,451
1,809	[1]	Advanced Micro Devices, Inc.	256,697
480		Analog Devices, Inc.	114,250
19,000	[1]	Arteris, Inc.	181,070
186	[1]	Ciena Corp.	15,127
2,436	[1]	Cirrus Logic, Inc.	253,965
7,606		Cisco Systems, Inc.	527,704
426	[1]	F5, Inc.	125,380
30	[1]	Fair Isaac & Co., Inc.	54,839
1,762		IBM Corp.	519,402
17,200	[1]	Innoscripta SE	2,038,232
23,324		Intel Corp.	522,458
2,605		Juniper Networks, Inc.	104,018
1,781	[1]	Keysight Technologies, Inc.	291,835
137	[1]	MA-COM Technology Solutions Holdings, Inc.	19,631
4,041		Marvell Technology, Inc.	312,773
3,423		Micron Technology, Inc.	421,885
221	[1]	MicroStrategy, Inc., Class A	89,335
36	[1]	MongoDB, Inc.	7,560
312		Motorola Solutions, Inc.	131,184
2,936	[1]	Nutanix, Inc.	224,428
497	[1]	Okta, Inc.	49,685
2,672	[1]	ON Semiconductor Corp.	140,039
1,175	[1]	Onto Innovation, Inc.	118,593
1,113	[1]	PTC, Inc.	191,814
51,062	[1]	Qualco Group S.A.	354,876
1,002		Qualcomm, Inc.	159,578
19	[1]	Ralliant Corp.	905
28,000	[1]	Rigaku Holdings Corp.	148,729
88		Roper Technologies, Inc.	49,882
1,352	[1]	Rubrik, Inc.	121,126
2,343		Salesforce, Inc.	638,913
2,978	[1]	Sandisk Corp.	135,052
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
693	[1]	SentinelOne, Inc.	$ 12,668
90,000	[1]	Silvaco Group, Inc.	424,800
24,000	[1]	SimilarWeb Ltd.	188,160
185	[1]	Teledyne Technologies, Inc.	94,777
36,000	[1]	Telos Corp.	114,120
1,059		Texas Instruments, Inc.	219,870
2,500	[1]	Twilio, Inc.	310,900
145	[1]	Tyler Technologies, Inc.	85,962
523	[1]	Unity Software, Inc.	12,657
898		Verisign, Inc.	259,342
856		Western Digital Corp.	54,775
1,183	[1]	Zebra Technologies Corp., Class A	364,790
		TOTAL	10,746,237
		Materials—1.7%
195		Albemarle Corp.	12,221
1,214		Aptargroup, Inc.	189,906
243		Avery Dennison Corp.	42,639
914		CF Industries Holdings, Inc.	84,088
52		Corteva, Inc.	3,875
3,704		CRH PLC	340,027
1,169		Crown Holdings, Inc.	120,384
1,358		Ecolab, Inc.	365,899
78		Freeport-McMoRan, Inc.	3,381
3,867		International Flavors & Fragrances, Inc.	284,418
9,600	[1]	Ivanhoe Electric, Inc.	87,072
1,721		Linde PLC	807,459
15,000	[1]	Lithium Royalty Corp.	55,737
943		Louisiana-Pacific Corp.	81,089
617	[1]	MP Materials Corp.	20,528
8,481		Newmont Corp.	494,103
129		Packaging Corp. of America	24,310
7		Royal Gold, Inc.	1,245
		TOTAL	3,018,381
		Real Estate—1.7%
1,657		Avalonbay Communities, Inc.	337,200
1,863	[1]	CBRE Group, Inc.	261,044
204		Equinix, Inc.	162,276
20,579		Healthcare Realty Trust, Inc.	326,383
12		Jones Lang LaSalle, Inc.	3,069
1,398		Public Storage	410,201
4,176		Regency Centers Corp.	297,456
1,661		SBA Communications, Corp.	390,069
2,470		Simon Property Group, Inc.	397,077
4,812		Ventas, Inc.	303,878
2,184		Vornado Realty Trust, LP	83,516
		TOTAL	2,972,169
		Utilities—1.7%
9,521		Clearway Energy, Inc.	288,105
5,489		Clearway Energy, Inc.	175,648
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
182	Constellation Energy Corp.	$ 58,742
4,610	Duke Energy Corp.	543,980
318	Edison International	16,409
4,597	FirstEnergy, Corp.	185,075
4,248	National Fuel Gas Co.	359,848
9,861	NextEra Energy, Inc.	684,551
3,910	Public Service Enterprises Group, Inc.	329,144
3,577	Southern Co.	328,476
	TOTAL	2,969,978
	TOTAL COMMON STOCKS (IDENTIFIED COST $62,070,771)	76,892,621
	U.S. TREASURIES—25.1%
	Treasury Inflation-Indexed Note—0.0%
$ 13,537	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,233
	U.S. Treasury Bond—4.1%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	95,387
760,000	United States Treasury Bond, 1.625%, 11/15/2050	400,030
660,000	United States Treasury Bond, 2.375%, 2/15/2042	479,299
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,208
1,000	United States Treasury Bond, 3.000%, 11/15/2044	769
900,000	United States Treasury Bond, 3.000%, 2/15/2049	662,582
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	834,453
475,000	United States Treasury Bond, 4.250%, 2/15/2054	433,360
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,482,806
370,000	United States Treasury Bond, 4.500%, 2/15/2044	357,570
310,000	United States Treasury Bond, 4.625%, 5/15/2044	303,858
1,200,000	United States Treasury Bond, 4.625%, 2/15/2055	1,167,754
	TOTAL	7,232,076
	U.S. Treasury Note—21.0%
330,000	United States Treasury Note, 0.625%, 7/31/2026	318,331
200,000	United States Treasury Note, 0.875%, 11/15/2030	171,512
675,000	United States Treasury Note, 1.250%, 12/31/2026	649,677
300,000	United States Treasury Note, 1.375%, 11/15/2031	256,599
400,000	United States Treasury Note, 1.500%, 1/31/2027	385,798
200,000	United States Treasury Note, 1.625%, 5/15/2031	176,268
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,342
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,721,065
500,000	United States Treasury Note, 2.750%, 4/30/2027	491,074
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,068,494
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,633
250,000	United States Treasury Note, 3.625%, 3/31/2028	249,530
150,000	United States Treasury Note, 3.875%, 11/30/2027	150,552
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	1,004,740
1,000,000	United States Treasury Note, 3.875%, 4/30/2030	1,003,846
340,000	United States Treasury Note, 3.875%, 8/15/2034	331,937
835,000	United States Treasury Note, 4.000%, 7/31/2029	842,770
300,000	United States Treasury Note, 4.125%, 7/31/2028	303,566
760,000	United States Treasury Note, 4.125%, 11/30/2029	771,105
270,000	United States Treasury Note, 4.125%, 3/31/2031	273,341
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 225,000	United States Treasury Note, 4.125%, 7/31/2031	$ 227,527
1,800,000	United States Treasury Note, 4.125%, 10/31/2031	1,818,452
1,000,000	United States Treasury Note, 4.125%, 2/29/2032	1,008,953
4,600,000	United States Treasury Note, 4.125%, 3/31/2032	4,639,938
600,000	United States Treasury Note, 4.125%, 5/31/2032	604,978
1,000,000	United States Treasury Note, 4.250%, 12/31/2026	1,005,884
600,000	United States Treasury Note, 4.250%, 2/28/2029	610,539
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,608,146
1,145,000	United States Treasury Note, 4.375%, 7/31/2026	1,149,711
750,000	United States Treasury Note, 4.500%, 5/31/2029	770,434
750,000	United States Treasury Note, 4.625%, 2/28/2026	752,028
500,000	United States Treasury Note, 4.625%, 4/30/2029	515,593
3,400,000	United States Treasury Note, 4.625%, 2/15/2035	3,507,677
750,000	United States Treasury Note, 4.875%, 4/30/2026	754,681
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,802,642
	TOTAL	37,104,363
	TOTAL U.S. TREASURIES (IDENTIFIED COST $45,802,292)	44,346,672
	CORPORATE BONDS—11.0%
	Basic Industry - Chemicals—0.1%
85,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	84,975
	Basic Industry - Metals & Mining—0.1%
60,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	60,976
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	58,661
	TOTAL	119,637
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	121,537
25,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	27,180
60,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	65,741
60,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	61,444
110,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	107,623
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	99,467
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	104,722
95,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	97,151
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	98,758
	TOTAL	783,623
	Capital Goods - Building Materials—0.0%
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	26,632
25,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	26,818
	TOTAL	53,450
	Capital Goods - Construction Machinery—0.1%
50,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	49,504
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	137,385
	TOTAL	186,889
	Capital Goods - Diversified Manufacturing—0.1%
70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	44,348
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	58,803
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	20,580
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 35,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	$ 31,041
	TOTAL	154,772
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	34,195
40,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	40,875
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	37,243
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	38,724
	TOTAL	151,037
	Communications - Cable & Satellite—0.3%
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	16,031
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	40,033
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	271,243
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	149,777
130,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	120,543
	TOTAL	597,627
	Communications - Media & Entertainment—0.2%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,550
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,064
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	72,155
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	97,808
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	66,533
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	32,859
	TOTAL	403,969
	Communications - Telecom Wireless—0.2%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	44,866
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	59,089
80,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	58,579
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	50,360
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	66,240
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	87,442
	TOTAL	366,576
	Communications - Telecom Wirelines—0.3%
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	203,728
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	68,386
50,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	40,752
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,742
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	120,785
	TOTAL	495,393
	Consumer Cyclical - Automotive—0.2%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	140,037
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	47,053
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	77,095
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	101,644
	TOTAL	365,829
	Consumer Cyclical - Retailers—0.1%
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	29,710
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	52,651
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 100,000	WalMart, Inc., Sr. Unsecd. Note, 4.100%, 4/28/2027	$ 100,465
	TOTAL	182,826
	Consumer Cyclical - Services—0.1%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	69,182
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	113,122
45,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	44,831
	TOTAL	227,135
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	103,349
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	149,324
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	36,408
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,852
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	123,214
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	40,481
80,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	80,998
45,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	44,922
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,709
65,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	66,582
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	129,481
	TOTAL	840,320
	Consumer Non-Cyclical - Health Care—0.2%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	38,775
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	64,361
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	60,424
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	69,171
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	53,043
	TOTAL	285,774
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
100,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	82,439
50,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	51,215
104,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	106,535
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	78,165
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	78,162
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	47,307
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	73,221
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	51,038
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,456
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	31,046
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,575
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	69,818
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	56,685
71,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	42,426
	TOTAL	871,088
	Consumer Non-Cyclical - Supermarkets—0.1%
90,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	89,412
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	68,722
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	112,663
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,442
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 25,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$ 26,230
	TOTAL	234,057
	Energy - Independent—0.1%
35,000	Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	35,333
45,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	46,686
	TOTAL	82,019
	Energy - Integrated—0.0%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	64,045
	Energy - Midstream—0.6%
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	36,972
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,344
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	65,836
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,526
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	104,692
100,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	101,512
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	67,218
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	99,129
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	35,708
25,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	21,012
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	21,161
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	52,008
60,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	53,517
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	131,249
65,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	59,216
75,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	73,367
	TOTAL	995,467
	Energy - Refining—0.0%
50,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	41,631
	Financial Institution - Banking—2.3%
70,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	71,661
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	117,678
325,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	317,745
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	143,882
75,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	77,145
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,843
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	84,931
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	88,611
160,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	164,391
85,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	87,966
50,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	51,226
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	104,271
65,000	FNB Corp. (PA), 5.722%, 12/11/2030	65,389
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	50,008
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	96,852
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	238,266
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	99,961
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	89,909
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	293,907
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	92,624
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 75,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	$ 80,035
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	74,060
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	21,128
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	76,759
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	15,721
290,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	285,901
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	34,232
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	47,039
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	86,411
80,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	82,486
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	131,074
50,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	51,657
20,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	20,020
25,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	25,924
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	41,802
150,000	U.S. Bancorp, 4.967%, 7/22/2033	148,210
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	30,783
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	122,647
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	109,343
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	196,998
	TOTAL	4,068,496
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,450
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	84,394
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	101,359
	TOTAL	226,203
	Financial Institution - Insurance - Health—0.1%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	99,414
150,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	110,314
	TOTAL	209,728
	Financial Institution - Insurance - Life—0.3%
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	94,122
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	32,613
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	82,388
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	50,895
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,954
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	89,084
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	88,215
	TOTAL	492,271
	Financial Institution - Insurance - P&C—0.4%
110,000	Aon North America, Inc., 5.750%, 3/1/2054	108,529
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	87,018
30,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,776
100,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	102,651
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	60,704
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	264,151
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	58,754
	TOTAL	711,583
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.3%
$ 135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 133,154
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	90,059
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	134,704
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	72,371
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,151
	TOTAL	528,439
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	85,659
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	123,944
50,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	50,214
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	68,167
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	99,740
	TOTAL	427,724
	Financial Institution - REIT - Office—0.1%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	79,996
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	99,367
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	33,334
	TOTAL	212,697
	Financial Institution - REIT - Retail—0.1%
90,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	98,002
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	99,769
	TOTAL	197,771
	Technology—1.0%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	64,264
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	150,370
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	38,485
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	80,297
30,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	30,527
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,686
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,586
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,147
45,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	44,932
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	76,701
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,939
55,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	55,898
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	96,360
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	107,190
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	32,349
40,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	38,819
45,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	44,513
50,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	51,584
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	99,282
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	40,205
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	199,149
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	98,664
50,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	53,139
100,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	89,656
110,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	109,352
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	38,698
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	$ 30,391
		TOTAL	1,837,183
		Transportation - Railroads—0.2%
75,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	71,067
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	96,258
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	58,470
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	115,327
		TOTAL	341,122
		Transportation - Services—0.1%
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	50,025
80,000		FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	57,461
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	73,083
		TOTAL	180,569
		Utility - Electric—1.2%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	153,998
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	72,805
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	90,034
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	79,353
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	26,863
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	122,693
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	92,867
75,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	74,196
50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,627
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	102,920
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	152,271
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,265
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	105,527
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	101,862
93,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	91,372
70,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	69,635
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	211,740
75,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	76,778
80,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	65,852
10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,240
100,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	98,832
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	118,034
100,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	99,583
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,384
		TOTAL	2,098,731
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	151,140
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,117,987)	19,361,208
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.2%
290,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.897%, 10/25/2048	289,022
		Commercial Mortgage—0.3%
110,000		Bank 2022-BNK40, Class A4, 3.503%, 3/15/2064	101,142
85,000		Bank, Class A4, 3.488%, 11/15/2050	82,076
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	$ 172,851
36,445		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	35,860
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	97,384
		TOTAL	489,313
		Federal Home Loan Mortgage Corporation—0.1%
198,985		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	187,108
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,033,681)	965,443
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $199,028)	195,670
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,702		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,757
1,168		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,211
3,601		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,719
4,622		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,785
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,062)	11,472
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,401	[3]	Federal National Mortgage Association ARM, 7.594%, 9/1/2037 (IDENTIFIED COST $1,404)	1,455
		PURCHASED PUT OPTIONS—0.1%
200	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $12,357,000, Exercise Price $590, Expiration Date 7/31/2025	60,000
400	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $24,714,000, Exercise Price $580, Expiration Date 7/3/2025	1,000
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $37,071,000, Exercise Price $540, Expiration Date 8/15/2025	77,100
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $37,071,000, Exercise Price $550, Expiration Date 7/18/2025	18,600
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $37,071,000, Exercise Price $570, Expiration Date 7/18/2025	33,000
600	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $37,071,000, Exercise Price $590, Expiration Date 7/11/2025	29,700
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $584,021)	219,400
		INVESTMENT COMPANIES—17.0%
179,216		Emerging Markets Core Fund	1,578,892
522,794		Federated Hermes High Income Bond Fund II, Class P	2,922,417
1,191		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,662
2,370,785		Mortgage Core Fund	19,748,639
647,179		Project and Trade Finance Core Fund	5,753,424
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,674,379)	30,015,034
		REPURCHASE AGREEMENT—2.1%
$3,719,000		Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597. (IDENTIFIED COST $3,719,000)	3,719,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $163,213,625)[4]	175,727,975
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	765,538
		NET ASSETS—100%	$176,493,513
Semi-Annual Financial Statements and Additional Information

At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	60	$18,761,250	September 2025	$472,504
United States Treasury Notes 2-Year Long Futures	137	$28,499,211	September 2025	$68,124
United States Treasury Notes 5-Year Long Futures	84	$9,156,000	September 2025	$94,501
Short Futures:
United States Treasury Notes 10-Year Short Futures	223	$25,003,875	September 2025	$(435,195)
United States Treasury Notes 10-Year Ultra Short Futures	17	$1,942,516	September 2025	$(23,413)
United States Treasury Ultra Bond Short Futures	9	$1,072,125	September 2025	$(13,115)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$163,406
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2025, were as follows:
Affiliates	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2025	Shares Held as of 6/30/2025	Dividend Income
Bank Loan Core Fund	$548,535	$12,884	$(551,843)	$2,622	$(12,198)	$—	—	$12,997
Emerging Markets Core Fund	$2,603,116	$84,275	$(1,135,000)	$(86,872)	$113,373	$1,578,892	179,216	$71,016
Federated Hermes High Income Bond Fund II, Class P	$3,250,926	$1,392,080	$(1,725,000)	$(47,364)	$51,775	$2,922,417	522,794	$167,081
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,237	$213	$—	$212	$—	$11,662	1,191	$213
Mortgage Core Fund	$27,825,913	$577,964	$(9,100,000)	$1,315,744	$(870,982)	$19,748,639	2,370,785	$578,178
Project and Trade Finance Core Fund	$6,022,842	$203,484	$(500,000)	$37,796	$(10,698)	$5,753,424	647,179	$184,528
TOTAL OF AFFILIATED TRANSACTIONS	$40,262,569	$2,270,900	$(13,011,843)	$1,222,138	$(728,730)	$30,015,034	3,721,165	$1,014,013

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $163,091,818.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$67,270,774	$121,318	$1,008	$67,393,100
International	8,446,860	1,052,661	—	9,499,521
Debt Securities:
U.S. Treasuries	—	44,346,672	—	44,346,672
Corporate Bonds	—	19,361,208	—	19,361,208
Commercial Mortgage-Backed Securities	—	965,443	—	965,443
Foreign Governments/Agency	—	195,670	—	195,670
Mortgage-Backed Securities	—	11,472	—	11,472
Adjustable Rate Mortgage	—	1,455	—	1,455
Purchased Put Options	219,400	—	—	219,400
Investment Companies	24,261,610	—	—	24,261,610
Other Investments[1]	—	—	—	5,753,424
Repurchase Agreement	—	3,719,000	—	3,719,000
TOTAL SECURITIES	$100,198,644	$69,774,899	$1,008	$175,727,975
Other Financial Instruments:[2]
Assets	$635,129	$—	$—	$635,129
Liabilities	(471,723)	—	—	(471,723)
TOTAL OTHER FINANCIAL INSTRUMENTS	$163,406	$—	$—	$163,406

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $5,753,424 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.19	$9.02	$8.46	$12.90	$11.09	$11.30
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.25	0.20	0.16	0.19	0.19
Net realized and unrealized gain (loss)	(0.22)	1.13	0.52	(1.72)	1.83	(0.13)
Total From Investment Operations	(0.10)	1.38	0.72	(1.56)	2.02	0.06
Less Distributions:
Distributions from net investment income	(0.29)	(0.21)	(0.16)	(0.21)	(0.21)	(0.27)
Distributions from net realized gain	(0.18)	—	—	(2.67)	—	—
Total Distributions	(0.47)	(0.21)	(0.16)	(2.88)	(0.21)	(0.27)
Net Asset Value, End of Period	$9.62	$10.19	$9.02	$8.46	$12.90	$11.09
Total Return[2]	(0.99)%	15.56%	8.68%	(13.75)%	18.51%	0.93%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.98%	0.95%	0.95%	0.93%	0.92%
Net investment income	2.55%[4]	2.55%	2.39%	1.72%	1.58%	1.82%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.13%	0.11%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,888	$185,398	$174,228	$173,194	$217,682	$586,281
Portfolio turnover[6]	35%	69%	47%	51%	60%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.41	$9.20	$8.63	$12.90	$11.09	$11.27
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.23	0.19	0.14	0.16	0.16
Net realized and unrealized gain (loss)	(0.23)	1.17	0.52	(1.74)	1.84	(0.12)
Total From Investment Operations	(0.12)	1.40	0.71	(1.60)	2.00	0.04
Less Distributions:
Distributions from net investment income	(0.27)	(0.19)	(0.14)	—	(0.19)	(0.22)
Distributions from net realized gain	(0.18)	—	—	(2.67)	—	—
Total Distributions	(0.45)	(0.19)	(0.14)	(2.67)	(0.19)	(0.22)
Net Asset Value, End of Period	$9.84	$10.41	$9.20	$8.63	$12.90	$11.09
Total Return[2]	(1.20)%	15.41%	8.33%	(14.00)%	18.25%	0.71%
Ratios to Average Net Assets:
Net expenses[3]	1.20%[4]	1.23%	1.20%	1.20%	1.16%	1.17%
Net investment income	2.30%[4]	2.30%	2.14%	1.47%	1.38%	1.57%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.13%	0.11%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,606	$1,523	$1,581	$1,576	$1,949	$39,680
Portfolio turnover[6]	35%	69%	47%	51%	60%	61%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $30,015,034 of investments in affiliated holdings* (identified cost $163,213,625, including $29,674,379 of identified cost in affiliated holdings)	$175,727,975
Cash	2,063
Cash denominated in foreign currencies (identified cost $2,479)	2,500
Due from broker (Note 2)	2,000
Income receivable	744,628
Income receivable from affiliated holdings	124,224
Receivable for investments sold	194,573
Receivable for shares sold	19,237
Receivable for variation margin on futures contracts	18,632
Total Assets	176,835,832
Liabilities:
Payable for investments purchased	182,141
Payable for shares redeemed	63,797
Payable to adviser (Note 5)	2,947
Payable for administrative fee (Note 5)	716
Payable for custodian fees	17,470
Payable for auditing fees	19,780
Payable for portfolio accounting fees	43,207
Payable for distribution services fee (Note 5)	325
Accrued expenses (Note 5)	11,936
Total Liabilities	342,319
Net assets for 18,349,249 shares outstanding	$176,493,513
Net Assets Consist of:
Paid-in capital	$170,497,403
Total distributable earnings (loss)	5,996,110
Net Assets	$176,493,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$174,887,999 ÷ 18,186,083 shares outstanding, no par value, unlimited shares authorized	$9.62
Service Shares:
$1,605,514 ÷ 163,166 shares outstanding, no par value, unlimited shares authorized	$9.84

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Dividends (including $1,014,013 received from affiliated holdings* and net of foreign taxes withheld of $566)	$1,709,905
Interest	1,434,314
TOTAL INCOME	3,144,219
Expenses:
Investment adviser fee (Note 5)	673,006
Administrative fee (Note 5)	137,221
Custodian fees	28,729
Transfer agent fees	9,161
Directors’/Trustees’ fees (Note 5)	1,050
Auditing fees	19,780
Legal fees	6,000
Portfolio accounting fees	66,649
Distribution services fee (Note 5)	2,039
Printing and postage	15,998
Miscellaneous (Note 5)	14,889
TOTAL EXPENSES	974,522
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(115,612)
Net expenses	858,910
Net investment income	2,285,309
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(728,730) on sales of investments in affiliated holdings)	2,959,346
Net realized loss on foreign currency transactions	(14,096)
Net realized loss on futures contracts	(12,670,884)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,222,138 on investments in affiliated holdings*)	2,280,959
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	82
Net change in unrealized depreciation of futures contracts	3,120,776
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(4,323,817)
Change in net assets resulting from operations	$(2,038,508)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,285,309	$4,697,998
Net realized gain (loss)	(9,725,634)	25,986,481
Net change in unrealized appreciation/depreciation	5,401,817	(4,052,981)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,038,508)	26,631,498
Distributions to Shareholders:
Primary Shares	(8,402,351)	(4,066,627)
Service Shares	(72,877)	(32,143)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,475,228)	(4,098,770)
Share Transactions:
Proceeds from sale of shares	1,953,465	4,596,248
Net asset value of shares issued to shareholders in payment of distributions declared	8,475,223	4,098,768
Cost of shares redeemed	(10,342,349)	(20,116,208)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,339	(11,421,192)
Change in net assets	(10,427,397)	11,111,536
Net Assets:
Beginning of period	186,920,910	175,809,374
End of period	$176,493,513	$186,920,910
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $115,612 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $68,307,690 and $39,415,208, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At June 30, 2025, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $186,800 and $43,336, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(309,098)*
Equity contracts	Receivable for variation margin on futures contracts	472,504*
Equity contracts	Purchased options, within Investment in securities, at value	219,400
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$382,806

*
Includes cumulative net appreciation/(depreciation) of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$401,384	$—	$401,384
Equity contracts	(13,072,268)	90,588	(12,981,680)
TOTAL	$(12,670,884)	$90,588	$(12,580,296)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(846,354)	$—	$(846,354)
Equity contracts	3,967,130	(393,174)	3,573,956
TOTAL	$3,120,776	$(393,174)	$2,727,602

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	177,295	$1,735,458	454,927	$4,347,303
Shares issued to shareholders in payment of distributions declared	868,012	8,402,351	436,802	4,066,627
Shares redeemed	(1,044,413)	(10,227,298)	(2,027,519)	(19,592,705)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	894	$(89,489)	(1,135,790)	$(11,178,775)
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,198	$218,007	24,331	$248,945
Shares issued to shareholders in payment of distributions declared	7,353	72,872	3,373	32,141
Shares redeemed	(11,713)	(115,051)	(53,222)	(523,503)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	16,838	$175,828	(25,518)	$(242,417)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,732	$86,339	(1,161,308)	$(11,421,192)
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $163,091,818. The net unrealized appreciation of investments for federal tax purposes was $12,799,563. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $19,143,755 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,344,192. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $17,761,130 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Co-Advisers voluntarily waived $108,021 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2025, the Co-Advisers reimbursed $7,591.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.153% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$2,039
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2025, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$44,162,604
Sales	$62,144,193
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from
Semi-Annual Financial Statements and Additional Information

operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and each of Federated Investment Management Company and Federated Equity Management Company of Pennsylvania and they (each, an “Adviser” and together, the “Co-Advisers”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Co-Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Co-Advisers’ profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of the Co-Advisers in addition to considering the
Semi-Annual Financial Statements and Additional Information

allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes; explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Co-Advisers from their relationships with the Fund was not unreasonable in relation to the services provided.
The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.9%
	Basic Industry - Chemicals—0.4%
$ 488,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 487,854
	Basic Industry - Metals & Mining—0.8%
345,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	325,514
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	180,648
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	204,059
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	366,430
	TOTAL	1,076,651
	Basic Industry - Paper—0.3%
390,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	398,023
	Capital Goods - Aerospace & Defense—2.7%
600,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	590,990
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	190,920
585,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	568,792
490,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	461,857
195,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	212,001
400,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	391,358
585,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	512,129
780,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	777,122
	TOTAL	3,705,169
	Capital Goods - Building Materials—0.9%
405,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	388,128
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	154,177
152,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	161,923
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	254,487
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	286,958
	TOTAL	1,245,673
	Capital Goods - Construction Machinery—1.7%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	474,176
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,093
585,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	566,685
580,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	574,251
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	497,472
	TOTAL	2,314,677
	Capital Goods - Diversified Manufacturing—1.4%
600,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	537,384
545,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	482,070
195,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	200,260
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	87,467
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	461,425
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	129,481
	TOTAL	1,898,087
	Capital Goods - Environmental—0.2%
240,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	245,478
	Communications - Cable & Satellite—1.2%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	89,015
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	$ 160,105
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	389,294
750,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	696,918
300,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	305,426
	TOTAL	1,640,758
	Communications - Media & Entertainment—2.1%
345,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	351,216
235,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	238,696
220,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	217,940
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	240,517
1,000,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,023,526
305,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	278,491
490,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	454,852
	TOTAL	2,805,238
	Communications - Telecom Wireless—1.9%
300,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	300,837
490,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	473,475
245,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	246,566
245,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	244,133
880,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	854,941
490,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	493,526
	TOTAL	2,613,478
	Communications - Telecom Wirelines—2.2%
857,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	717,537
250,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	254,660
200,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	198,844
195,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	197,808
195,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	195,282
245,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	272,153
780,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	672,315
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	358,880
170,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	161,176
	TOTAL	3,028,655
	Consumer Cyclical - Automotive—3.9%
880,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	876,172
295,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	299,570
585,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	596,420
245,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,398
245,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	245,599
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	199,836
285,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	295,364
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	207,663
490,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	461,122
245,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	248,081
205,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	212,015
660,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	670,851
700,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	672,486
	TOTAL	5,228,577
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—2.8%
$ 995,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 933,069
460,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	430,030
260,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	258,663
235,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	232,726
245,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	251,011
270,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	257,613
490,000		Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	500,362
315,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	271,202
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	118,932
565,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	490,194
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	91,919
		TOTAL	3,835,721
		Consumer Cyclical - Services—1.8%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	177,121
490,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	481,694
165,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	162,365
255,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	252,291
390,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	394,609
732,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	727,091
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	49,242
240,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	239,096
		TOTAL	2,483,509
		Consumer Non-Cyclical - Food/Beverage—4.6%
440,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	448,073
990,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	925,536
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	736,739
370,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	364,715
295,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	302,535
755,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	742,889
407,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	401,779
875,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	868,518
250,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	253,450
250,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	253,120
295,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	254,881
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	454,415
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,445
150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	154,701
		TOTAL	6,220,796
		Consumer Non-Cyclical - Health Care—2.0%
245,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	242,189
515,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	512,978
500,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	503,533
230,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	214,842
295,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	313,731
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	83,262
490,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	501,878
300,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	309,008
		TOTAL	2,681,421
		Consumer Non-Cyclical - Pharmaceuticals—3.9%
443,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	441,700
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 255,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	$ 243,986
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,419
500,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	509,271
975,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,004,905
137,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	137,021
585,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	575,400
230,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	207,301
405,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	414,778
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	141,346
655,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	569,060
440,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	416,888
234,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	232,463
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	294,360
	TOTAL	5,248,898
	Consumer Non-Cyclical - Products—0.1%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	206,135
	Consumer Non-Cyclical - Supermarkets—0.5%
595,000	Kroger Co., Bond, 6.900%, 4/15/2038	666,844
	Consumer Non-Cyclical - Tobacco—1.7%
295,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	310,543
295,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	341,585
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	302,401
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	305,394
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	514,615
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	147,050
355,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	372,461
	TOTAL	2,294,049
	Energy - Independent—1.7%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	203,280
195,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	199,517
295,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	296,011
155,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	165,151
685,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	683,694
195,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	200,521
570,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	588,816
	TOTAL	2,336,990
	Energy - Integrated—1.3%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	507,587
295,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	255,053
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	498,991
430,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	469,277
	TOTAL	1,730,908
	Energy - Midstream—3.6%
260,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	240,321
300,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	305,098
295,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	283,156
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	101,291
385,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	383,071
620,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	553,473
340,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	337,921
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 345,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	$ 359,118
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	126,969
490,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	468,533
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	131,249
390,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	411,201
270,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	284,029
585,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	578,491
275,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	275,430
	TOTAL	4,839,351
	Energy - Refining—0.4%
330,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	355,438
210,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	240,487
	TOTAL	595,925
	Financial Institution - Banking—22.8%
165,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	168,915
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	61,684
295,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	286,794
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,737,492
1,220,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,205,946
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	480,759
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	488,455
490,000	Citigroup, Inc., 4.125%, 7/25/2028	486,628
1,365,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,238,282
245,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	242,847
490,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	485,217
225,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	231,175
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	81,765
147,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	152,286
255,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	275,002
295,000	Comerica, Inc., 3.800%, 7/22/2026	292,415
152,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	155,728
137,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	138,564
440,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	458,028
250,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	242,477
255,000	FNB Corp. (PA), 5.722%, 12/11/2030	256,526
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	300,045
195,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	190,816
740,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	641,152
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	238,024
1,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,186,372
490,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	487,285
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	410,352
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	262,289
235,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	214,982
215,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	225,641
975,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	858,601
975,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	871,018
490,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	491,019
245,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	249,418
160,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	163,844
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	$ 414,694
390,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	416,180
400,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	401,050
245,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	241,929
315,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	341,697
540,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	531,448
975,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	966,965
490,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	498,636
190,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	194,455
117,000	Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	120,149
200,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	207,327
490,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	424,442
160,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	147,574
490,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	480,975
490,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	492,633
195,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	201,985
180,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	187,088
342,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	343,007
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	63,820
1,170,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,182,951
293,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	292,897
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	164,191
490,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	460,695
390,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	390,393
325,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	334,807
195,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	210,967
295,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	303,791
245,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	257,440
1,220,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,179,399
787,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	773,749
230,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	235,432
245,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	253,013
732,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	705,528
1,475,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,351,618
	TOTAL	30,730,768
	Financial Institution - Broker/Asset Mgr/Exchange—1.1%
490,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	426,541
195,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	203,827
240,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	238,282
580,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	587,880
	TOTAL	1,456,530
	Financial Institution - Finance Companies—2.2%
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	190,597
490,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	444,210
540,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	542,336
685,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	666,110
540,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	532,196
137,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	141,757
175,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	184,272
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 245,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	$ 243,935
		TOTAL	2,945,413
		Financial Institution - Insurance - Health—0.9%
630,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	585,459
195,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	195,278
400,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	406,616
		TOTAL	1,187,353
		Financial Institution - Insurance - Life—1.6%
350,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	341,976
500,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	512,381
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	366,032
780,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	733,667
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	223,727
		TOTAL	2,177,783
		Financial Institution - Insurance - P&C—0.8%
295,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	305,320
245,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	240,581
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	93,249
295,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	389,622
		TOTAL	1,028,772
		Financial Institution - REIT - Apartment—0.9%
385,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	379,737
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	106,987
315,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	270,678
490,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	481,777
		TOTAL	1,239,179
		Financial Institution - REIT - Healthcare—1.4%
435,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	372,619
695,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	693,566
200,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	200,857
365,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	333,867
240,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	227,404
		TOTAL	1,828,313
		Financial Institution - REIT - Office—0.5%
245,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	246,894
80,000	[1]	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	73,357
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	100,003
245,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	272,993
		TOTAL	693,247
		Financial Institution - REIT - Other—0.9%
380,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	382,640
315,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	317,484
270,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	237,553
245,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	247,308
		TOTAL	1,184,985
		Financial Institution - REIT - Retail—1.2%
710,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	671,855
245,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	224,851
390,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	377,213
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 295,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	$ 299,470
	TOTAL	1,573,389
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	534,937
	Technology—8.1%
295,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	293,170
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	114,060
165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	167,897
651,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	648,524
390,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	401,376
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	122,478
245,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	241,738
245,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	239,002
210,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	213,881
245,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	224,625
490,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	487,502
220,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	226,150
293,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	283,531
88,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	80,938
293,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	259,295
195,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	194,582
195,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	189,241
390,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	396,689
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	94,113
235,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	232,457
305,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	302,810
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	198,162
90,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	91,333
735,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	722,672
560,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	531,628
225,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	240,156
420,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	373,374
855,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	848,152
785,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	713,946
390,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	414,484
535,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	479,657
585,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	581,556
260,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	251,535
	TOTAL	10,860,714
	Transportation - Railroads—0.7%
490,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	430,390
490,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	475,972
	TOTAL	906,362
	Transportation - Services—2.1%
390,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	399,383
717,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	693,667
305,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	265,570
245,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	238,372
540,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	553,124
295,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	303,490
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 345,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	$ 334,829
	TOTAL	2,788,435
	Utility - Electric—5.6%
245,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	242,211
415,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	374,752
390,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	354,041
390,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	364,969
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	206,109
195,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	192,910
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	320,349
390,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	407,474
620,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	610,168
245,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	250,501
490,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	478,308
235,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	230,886
490,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	504,571
255,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	256,697
585,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	599,808
490,000	NiSource, Inc., Sr. Unsecd. Note, 3.490%, 5/15/2027	482,698
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	46,081
240,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	226,625
245,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	237,039
293,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	290,992
780,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	683,065
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	144,213
	TOTAL	7,504,467
	Utility - Natural Gas—0.4%
490,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	479,996
	Utility - Natural Gas Distributor—0.2%
245,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	246,770
	TOTAL CORPORATE BONDS (IDENTIFIED COST $130,873,868)	129,196,278
	U.S. TREASURIES—2.3%
	U.S. Treasury Notes—2.3%
1,500,000	United States Treasury Note, 3.875%, 4/30/2030	1,505,768
1,500,000	United States Treasury Note, 4.625%, 2/15/2035	1,547,505
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,034,792)	3,053,273
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
176	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	183
	Government National Mortgage Association—0.0%
371	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	381
611	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	631
805	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	827
1,257	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,290
1,135	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,172
243	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	251
934	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	968
3,601	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,719
2,760	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,857
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 6,111	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	$ 6,337
	TOTAL	18,433
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,006)	18,616
	REPURCHASE AGREEMENT—0.7%
923,000	Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597. (IDENTIFIED COST $923,000)	923,000
	INVESTMENT COMPANY—1.0%
1,352,683	Federated Hermes Government Obligations Fund, Premier Shares 4.25%[2] (IDENTIFIED COST $1,352,683)	1,352,683
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $136,202,349)[3]	134,543,850
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	128,858
	NET ASSETS—100%	$134,672,708
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	57	$6,513,141	September 2025	$141,911
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,944,103
Purchases at Cost	$9,981,735
Proceeds from Sales	$(10,573,155)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$1,352,683
Shares Held as of 6/30/2025	1,352,683
Dividend Income	$41,000

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Financial Statements and Additional Information
10

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$129,196,278	$—	$129,196,278
U.S. Treasuries	—	3,053,273	—	3,053,273
Mortgage-Backed Securities	—	18,616	—	18,616
Investment Company	1,352,683	—	—	1,352,683
Repurchase Agreement	—	923,000	—	923,000
TOTAL SECURITIES	$1,352,683	$133,191,167	$—	$134,543,850
Other Financial Instruments:[1]
Assets	$141,911	$—	$—	$141,911

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.22	$10.14	$9.81	$11.26	$11.82	$11.31
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.32	0.29	0.25	0.25	0.28
Net realized and unrealized gain (loss)	0.24	0.06	0.30	(1.27)	(0.42)	0.58
Total From Investment Operations	0.41	0.38	0.59	(1.02)	(0.17)	0.86
Less Distributions:
Distributions from net investment income	(0.35)	(0.30)	(0.26)	(0.27)	(0.29)	(0.32)
Distributions from net realized gain	—	—	—	(0.16)	(0.10)	(0.03)
Total Distributions	(0.35)	(0.30)	(0.26)	(0.43)	(0.39)	(0.35)
Net Asset Value, End of Period	$10.28	$10.22	$10.14	$9.81	$11.26	$11.82
Total Return[2]	4.05%	3.89%	6.14%	(9.28)%	(1.40)%	8.12%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.77%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.42%[4]	3.19%	2.94%	2.44%	2.17%	2.50%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,109	$126,866	$132,027	$134,757	$162,034	$170,912
Portfolio turnover[6]	8%	21%	15%	15%	27%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.20	$10.12	$9.79	$11.23	$11.79	$11.28
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.30	0.26	0.22	0.22	0.26
Net realized and unrealized gain (loss)	0.23	0.06	0.30	(1.26)	(0.42)	0.57
Total From Investment Operations	0.39	0.36	0.56	(1.04)	(0.20)	0.83
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.23)	(0.24)	(0.26)	(0.29)
Distributions from net realized gain	—	—	—	(0.16)	(0.10)	(0.03)
Total Distributions	(0.32)	(0.28)	(0.23)	(0.40)	(0.36)	(0.32)
Net Asset Value, End of Period	$10.27	$10.20	$10.12	$9.79	$11.23	$11.79
Total Return[2]	3.88%	3.62%	5.85%	(9.46)%	(1.66)%	7.86%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	1.02%	0.99%	0.99%	0.99%	0.99%
Net investment income	3.17%[4]	2.94%	2.69%	2.19%	1.92%	2.25%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.08%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,564	$11,669	$12,468	$12,873	$16,287	$18,302
Portfolio turnover[6]	8%	21%	15%	15%	27%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $1,313,063 of securities loaned and $1,352,683 of investments in affiliated holdings* (identified cost $136,202,349, including $1,352,683 of identified cost in affiliated holdings)	$134,543,850
Cash	260
Due from broker (Note 2)	145,350
Income receivable	1,403,046
Receivable for investments sold	495,849
Receivable for shares sold	37,635
Receivable for variation margin on futures contracts	27,659
Total Assets	136,653,649
Liabilities:
Payable for investments purchased	495,849
Payable for shares redeemed	67,927
Payable for collateral due to broker for securities lending (Note 2)	1,352,683
Payable for investment adviser fee (Note 5)	1,854
Payable for administrative fee (Note 5)	285
Payable for distribution services fee (Note 5)	2,365
Accrued expenses (Note 5)	59,978
Total Liabilities	1,980,941
Net assets for 13,098,161 shares outstanding	$134,672,708
Net Assets Consist of:
Paid-in capital	$137,287,105
Total distributable earnings (loss)	(2,614,397)
Net Assets	$134,672,708
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$123,108,524 ÷ 11,972,672 shares outstanding, no par value, unlimited shares authorized	$10.28
Service Shares:
$11,564,184 ÷ 1,125,489 shares outstanding, no par value, unlimited shares authorized	$10.27

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$2,796,216
Net income on securities loaned (includes $41,000 earned from affiliated holdings related to cash collateral balances) (Note 2)	6,264
TOTAL INCOME	2,802,480
Expenses:
Investment adviser fee (Note 5)	403,333
Administrative fee (Note 5)	55,314
Custodian fees	4,664
Transfer agent fees	6,991
Directors’/Trustees’ fees (Note 5)	943
Auditing fees	15,379
Legal fees	5,871
Portfolio accounting fees	43,645
Distribution services fee (Note 5)	14,272
Printing and postage	15,304
Miscellaneous (Note 5)	12,169
TOTAL EXPENSES	577,885
Waiver of investment adviser fee (Note 5)	(62,875)
Net expenses	515,010
Net investment income	2,287,470
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(355,016)
Net realized loss on futures contracts	(120,702)
Net change in unrealized depreciation of investments	3,378,613
Net change in unrealized depreciation of futures contracts	216,363
Net realized and unrealized gain (loss) on investments and futures contracts	3,119,258
Change in net assets resulting from operations	$5,406,728
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,287,470	$4,524,593
Net realized gain (loss)	(475,718)	(637,395)
Net change in unrealized appreciation/depreciation	3,594,976	1,423,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,406,728	5,310,602
Distributions to Shareholders:
Primary Shares	(4,166,601)	(3,912,193)
Service Shares	(357,626)	(328,726)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,524,227)	(4,240,919)
Share Transactions:
Proceeds from sale of shares	2,425,577	8,976,954
Net asset value of shares issued to shareholders in payment of distributions declared	4,524,224	4,240,916
Cost of shares redeemed	(11,694,651)	(20,247,294)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,744,850)	(7,029,424)
Change in net assets	(3,862,349)	(5,959,741)
Net Assets:
Beginning of period	138,535,057	144,494,798
End of period	$134,672,708	$138,535,057
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
17

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $62,875 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2025, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, each may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $5,339,819. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,313,063	$1,352,683
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information
19

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$141,911*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(120,702)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$216,363
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	210,963	$2,152,714	813,993	$8,245,201
Shares issued to shareholders in payment of distributions declared	413,764	4,166,601	397,580	3,912,193
Shares redeemed	(1,068,167)	(10,868,505)	(1,811,540)	(18,305,295)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(443,440)	$(4,549,190)	(599,967)	$(6,147,901)
	Six Months Ended 6/30/2025		Year Ended 12/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,893	$272,863	72,346	$731,753
Shares issued to shareholders in payment of distributions declared	35,514	357,623	33,407	328,723
Shares redeemed	(81,316)	(826,146)	(193,178)	(1,941,999)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(18,909)	$(195,660)	(87,425)	$(881,523)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(462,349)	$(4,744,850)	(687,392)	$(7,029,424)
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $136,202,349. The net unrealized depreciation of investments for federal tax purposes was $1,516,588. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,601,603 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,118,191. The amounts presented are inclusive of derivative contracts.
Semi-Annual Financial Statements and Additional Information
20

As of December 31, 2024, the Fund had a capital loss carryforward of $2,983,699 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$271,784	$2,711,915	$2,983,699
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser voluntarily waived $62,875 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$14,272
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2025, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
21

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$7,694,028
Sales	$17,817,394
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
24

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
25

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
26

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2025

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—63.9%
	Federal Home Loan Mortgage Corporation—14.3%
$3,617,022	2.000%, 1/1/2052	$ 2,883,799
1,561,740	2.000%, 1/1/2052	1,258,818
1,125,202	2.500%, 9/1/2050	945,598
1,074,213	2.500%, 1/1/2052	905,768
340,975	3.500%, 6/1/2052	311,767
1,203,754	3.500%, 7/1/2052	1,096,879
44,664	4.000%, 12/1/2047	42,239
514,677	4.000%, 9/1/2052	479,657
869,884	4.500%, 11/1/2037	868,299
125,794	5.000%, 1/1/2034	127,098
35,676	5.000%, 5/1/2034	36,032
30,466	5.000%, 4/1/2036	30,816
11,078	5.000%, 5/1/2036	11,206
6,752	5.000%, 6/1/2036	6,829
30,822	5.000%, 6/1/2040	31,177
207,873	5.500%, 5/1/2034	213,815
10,002	5.500%, 12/1/2035	10,324
54,241	5.500%, 2/1/2036	56,077
40,527	5.500%, 5/1/2036	41,861
2,727	5.500%, 5/1/2036	2,819
4,035	5.500%, 5/1/2036	4,167
2,603	5.500%, 6/1/2036	2,692
524	5.500%, 6/1/2036	542
33,718	5.500%, 11/1/2037	34,867
58,772	5.500%, 1/1/2038	60,774
244,500	5.500%, 5/1/2038	249,577
1,882	6.000%, 1/1/2032	1,954
7,188	6.000%, 2/1/2032	7,430
37,649	6.000%, 4/1/2036	39,420
4,664	6.000%, 5/1/2036	4,885
117,232	6.000%, 6/1/2037	123,659
6,011	6.000%, 7/1/2037	6,332
1,541	6.500%, 3/1/2029	1,591
1,105	6.500%, 6/1/2029	1,141
558	6.500%, 7/1/2029	576
183	6.500%, 9/1/2029	189
523	7.000%, 12/1/2029	550
107	7.000%, 6/1/2030	112
75	7.000%, 11/1/2030	79
118,559	7.000%, 4/1/2032	125,613
3,777	7.500%, 1/1/2031	3,995
707	8.500%, 5/1/2030	743
	TOTAL	10,031,766
	Federal National Mortgage Association—27.0%
1,913,742	2.000%, 7/1/2050	1,530,583
780,584	2.000%, 2/1/2052	623,568
1,692,202	2.000%, 2/1/2052	1,347,581
675,437	2.000%, 2/1/2052	540,838
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 347,976	2.500%, 9/1/2036	$ 325,449
1,100,846	2.500%, 9/1/2050	920,313
519,923	2.500%, 10/1/2051	435,308
742,448	2.500%, 1/1/2052	619,994
595,861	2.500%, 2/1/2052	495,722
629,048	2.500%, 3/1/2052	523,332
28,397	3.000%, 2/1/2047	25,436
507,844	3.000%, 2/1/2048	444,726
733,359	3.000%, 5/1/2051	635,796
1,295,777	3.000%, 2/1/2052	1,130,275
964,941	3.000%, 6/1/2052	845,615
524,979	3.000%, 6/1/2052	454,908
610,961	3.000%, 6/1/2052	533,309
1,129,834	3.500%, 8/1/2037	1,094,018
1,159,260	3.500%, 9/1/2037	1,122,510
285,296	3.500%, 12/1/2047	262,552
724,762	3.500%, 1/1/2048	662,000
553,933	3.500%, 6/1/2052	503,713
112,959	4.500%, 10/1/2041	111,817
718,737	4.500%, 2/1/2053	690,912
97,249	5.000%, 7/1/2034	98,257
12,194	5.000%, 11/1/2035	12,330
1,855,444	5.000%, 6/1/2053	1,822,962
54,330	5.500%, 9/1/2034	55,971
14,814	5.500%, 1/1/2036	15,304
27,737	5.500%, 4/1/2036	28,666
831,307	5.500%, 6/1/2053	833,380
637	6.000%, 7/1/2029	649
653	6.000%, 5/1/2031	674
4,386	6.000%, 5/1/2036	4,605
64,262	6.000%, 7/1/2036	67,519
1,807	6.000%, 7/1/2036	1,902
19,823	6.000%, 9/1/2037	20,876
17,414	6.000%, 11/1/2037	18,343
10,667	6.000%, 12/1/2037	11,116
916	6.500%, 6/1/2029	946
61	6.500%, 7/1/2029	63
99	6.500%, 7/1/2029	102
1,143	6.500%, 7/1/2029	1,180
82	6.500%, 7/1/2029	85
12	6.500%, 8/1/2029	11
2,294	6.500%, 9/1/2030	2,371
10,216	6.500%, 6/1/2031	10,616
8,172	6.500%, 4/1/2032	8,546
603	7.000%, 10/1/2029	634
6,906	7.000%, 10/1/2029	7,264
2,580	7.000%, 11/1/2030	2,713
57,779	7.000%, 4/1/2032	61,161
230	7.500%, 8/1/2028	237
71	7.500%, 9/1/2028	73
2,040	7.500%, 2/1/2030	2,146
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,016		8.000%, 7/1/2030	$ 1,056
		TOTAL	18,972,033
		Government National Mortgage Association—18.4%
1,622,477		2.000%, 6/20/2052	1,323,606
2,303,930		2.500%, 6/20/2051	1,960,568
1,018,278		3.000%, 7/20/2051	900,940
872,566		3.500%, 1/20/2048	799,014
431,447		3.500%, 5/20/2052	393,595
847,311		4.000%, 10/20/2052	794,799
858,287		4.000%, 12/20/2052	801,004
158,324		4.500%, 6/20/2039	156,871
130,519		4.500%, 10/15/2039	129,121
183,473		4.500%, 8/20/2040	181,655
819,120		4.500%, 10/20/2052	791,081
90,565		5.000%, 7/15/2034	91,418
783,821		5.000%, 9/20/2052	773,787
722,247		5.500%, 10/20/2052	727,446
1,200,291		5.500%, 9/20/2053	1,207,430
4,749		6.000%, 4/15/2032	4,837
15,360		6.000%, 5/15/2032	15,828
60,495		6.000%, 4/15/2036	62,882
52,657		6.000%, 5/15/2036	54,679
13,306		6.000%, 7/20/2036	13,863
13,775		6.000%, 5/20/2037	14,381
82,137		6.000%, 7/20/2038	85,902
754,447		6.000%, 10/20/2052	771,742
693,209		6.000%, 10/20/2053	707,151
178		6.500%, 6/15/2029	183
1,566		6.500%, 7/20/2031	1,617
1,398		6.500%, 8/20/2031	1,442
15,386		6.500%, 10/15/2031	15,876
15,378		6.500%, 12/15/2031	15,851
1,290		6.500%, 4/15/2032	1,332
11,878		6.500%, 5/15/2032	12,273
111,958		6.500%, 5/15/2032	115,800
204		7.500%, 10/15/2029	212
1,269		7.500%, 3/20/2030	1,314
579		8.000%, 4/15/2030	596
		TOTAL	12,930,096
	[1]	Uniform Mortgage-Backed Securities, TBA—4.2%
750,000		5.000%, 7/1/2055	734,941
500,000		5.500%, 7/1/2055	499,804
1,750,000		5.500%, 7/20/2055	1,751,739
		TOTAL	2,986,484
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,109,565)	44,920,379
		U.S. TREASURIES—15.0%
		U.S. Treasury Bonds—7.1%
300,000		2.875%, 11/15/2046	220,662
600,000		3.375%, 11/15/2048	474,136
1,850,000		3.625%, 2/15/2044	1,581,976
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 300,000		4.000%, 11/15/2052	$ 262,407
1,600,000		4.500%, 2/15/2036	1,639,004
850,000		4.625%, 2/15/2055	827,159
		TOTAL	5,005,344
		U.S. Treasury Notes—7.9%
1,000,000		0.625%, 11/30/2027	929,422
1,000,000		3.500%, 1/31/2028	994,796
1,750,000		3.750%, 4/15/2028	1,752,171
600,000		4.000%, 3/31/2030	605,516
500,000		4.250%, 11/15/2034	501,566
700,000		4.625%, 2/15/2035	722,169
		TOTAL	5,505,640
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,663,725)	10,510,984
		GOVERNMENT AGENCIES—7.9%
		Federal Home Loan Bank System—7.9%
2,000,000		4.000%, 10/9/2026	2,001,930
1,500,000		4.000%, 3/10/2027	1,505,045
2,000,000		4.125%, 9/14/2029	2,024,641
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,516,302)	5,531,616
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—4.8%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	438,335
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	923,669
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	965,261
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,029,524
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,356,789
		ASSET-BACKED SECURITIES—3.7%
		Single Family Rental Securities—1.4%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	573,005
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	409,380
		TOTAL	982,385
		Student Loans—2.3%
106,976		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	99,798
223,490		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	208,184
109,521		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	102,352
470,491		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	410,494
605,102		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	545,151
280,249	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.526% (CME Term SOFR 1 Month +1.214%), 7/15/2053	281,122
		TOTAL	1,647,101
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,802,830)	2,629,486
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Government National Mortgage Association—0.4%
322,824		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	307,508
		Non-Agency Mortgage-Backed Securities—2.6%
469,489		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	414,617
968,310	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.971% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	908,098
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$ 472,467	JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	$ 476,177
	TOTAL	1,798,892
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,177,543)	2,106,400
	REPURCHASE AGREEMENT—5.2%
3,644,000	Interest in $718,000,000 joint repurchase agreement 4.40%, dated 6/30/2025 under which Bank of America, N.A. will repurchase a security provided as collateral for $718,087,756 on 7/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2025 and the market value of that underlying security was $732,449,597. (IDENTIFIED COST $3,644,000)	3,644,000
	TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $73,157,239)[3]	72,699,654
	OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(2,468,503)
	NET ASSETS—100%	$70,231,151
At June 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	16	$3,328,375	September 2025	$10,504
United States Treasury Notes 5-Year Long Futures	7	$763,000	September 2025	$7,857
United States Treasury Notes 10-Year Long Futures	21	$2,354,625	September 2025	$38,999
United States Treasury Ultra Bond Long Futures	11	$1,310,375	September 2025	$52,567
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$109,927
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	The cost of investments for federal tax purposes amounts to $73,158,547.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Financial Statements and Additional Information
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$44,920,379	$—	$44,920,379
U.S. Treasuries	—	10,510,984	—	10,510,984
Government Agencies	—	5,531,616	—	5,531,616
Commercial Mortgage-Backed Securities	—	3,356,789	—	3,356,789
Asset-Backed Securities	—	2,629,486	—	2,629,486
Collateralized Mortgage Obligations	—	2,106,400	—	2,106,400
Repurchase Agreement	—	3,644,000	—	3,644,000
TOTAL SECURITIES	$—	$72,699,654	$—	$72,699,654
Other Financial Instruments:[1]
Assets	$109,927	$—	$—	$109,927

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.07	$9.35	$9.20	$10.71	$11.16	$10.87
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.30	0.21	0.15	0.20
Net realized and unrealized gain (loss)	0.15	(0.28)	0.08	(1.54)	(0.38)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.05	0.38	(1.33)	(0.23)	0.56
Less Distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.23)	(0.18)	(0.22)	(0.27)
Net Asset Value, End of Period	$9.03	$9.07	$9.35	$9.20	$10.71	$11.16
Total Return[2]	3.59%	0.58%	4.19%	(12.55)%	(2.04)%	5.21%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.80%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.71%[4]	3.64%	3.29%	2.12%	1.34%	1.79%
Expense waiver/reimbursement[5]	0.22%[4]	0.17%	0.14%	0.13%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,231	$70,744	$84,042	$91,840	$114,594	$130,306
Portfolio turnover[6]	31%	22%	74%	122%	166%	139%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	14%	13%	65%	96%	31%	37%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $73,157,239)	$72,699,654
Due from broker (Note 2)	123,975
Income receivable	394,404
Receivable for shares sold	56,504
Receivable for variation margin on futures contracts	23,149
Total Assets	73,297,686
Liabilities:
Payable for investments purchased	2,963,983
Payable for shares redeemed	16,987
Bank overdraft	51,652
Payable for investment adviser fee (Note 5)	703
Payable for administrative fee (Note 5)	148
Accrued expenses (Note 5)	33,062
Total Liabilities	3,066,535
Net assets for 7,777,376 shares outstanding	$70,231,151
Net Assets Consist of:
Paid-in capital	$82,995,098
Total distributable earnings (loss)	(12,763,947)
Net Assets	$70,231,151
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$70,231,151 ÷ 7,777,376 shares outstanding, no par value, unlimited shares authorized	$9.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended June 30, 2025 (unaudited)

Investment Income:
Interest	$1,575,833
Net income on securities loaned (Note 2)	19
TOTAL INCOME	1,575,852
Expenses:
Investment adviser fee (Note 5)	210,552
Administrative fee (Note 5)	28,710
Custodian fees	7,978
Transfer agent fees	4,346
Directors’/Trustees’ fees (Note 5)	774
Auditing fees	13,932
Legal fees	6,396
Portfolio accounting fees	50,356
Printing and postage	20,075
Miscellaneous (Note 5)	10,289
TOTAL EXPENSES	353,408
Waiver of investment adviser fee (Note 5)	(77,972)
Net expenses	275,436
Net investment income	1,300,416
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(753,786)
Net realized loss on futures contracts	(87,029)
Net change in unrealized depreciation of investments	1,952,567
Net change in unrealized appreciation of futures contracts	78,088
Net realized and unrealized gain (loss) on investments and futures contracts	1,189,840
Change in net assets resulting from operations	$2,490,256
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2025	Year Ended 12/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,300,416	$2,799,773
Net realized gain (loss)	(840,815)	(972,452)
Net change in unrealized appreciation/depreciation	2,030,655	(1,413,401)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,490,256	413,920
Distributions to Shareholders	(2,802,697)	(2,822,220)
Share Transactions:
Proceeds from sale of shares	4,147,723	4,875,563
Net asset value of shares issued to shareholders in payment of distributions declared	2,802,697	2,822,220
Cost of shares redeemed	(7,150,751)	(18,587,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(200,331)	(10,890,191)
Change in net assets	(512,772)	(13,298,491)
Net Assets:
Beginning of period	70,743,923	84,042,414
End of period	$70,231,151	$70,743,923
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
June 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
11

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $77,972 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
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upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,565,537 and $1,004,227, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2025, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$109,927*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(87,029)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$78,088
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2025	Year Ended 12/31/2024
Shares sold	459,290	536,173
Shares issued to shareholders in payment of distributions declared	312,801	317,460
Shares redeemed	(795,590)	(2,041,115)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(23,499)	(1,187,482)
4. FEDERAL TAX INFORMATION
At June 30, 2025, the cost of investments for federal tax purposes was $73,158,547. The net unrealized depreciation of investments for federal tax purposes was $348,966. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $803,394 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,152,360. The amounts presented are inclusive of derivative contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $12,856,044 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,161,893	$7,694,151	$12,856,044
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2025, the Adviser voluntarily waived $77,972 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2025, were as follows:
Purchases	$—
Sales	$345,832
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the six months ended June 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the six months ended June 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
19

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Money Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Insurance Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025